File Nos. 33-86464
                                                                      811-8862
==============================================================================

                      SECURITIES  AND  EXCHANGE  COMMISSION

                           Washington,  D.C.    20549

                                   FORM  N-4

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF 1933              [ ]
     Pre-Effective  Amendment  No.                                         [ ]
     Post-Effective  Amendment  No.        2                               [X]
REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT OF 1940      [ ]
     Amendment  No.        5                                               [X]
                      (Check  appropriate  box  or  boxes.)

     WNL  Separate  Account  A
     ___________________________
     (Exact  Name  of  Registrant)

     Western  National  Life  Insurance  Company
     ________________________________________
     (Name  of  Depositor)

     5555  San  Felipe,  Suite  900,  Houston, Texas                     77056
     ____________________________________________________           __________
     (Address  of  Depositor's Principal Executive Offices)         (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code          (713) 888-7800

     Name  and  Address  of  Agent  for  Service
          Dwight L. Cramer, Senior Vice President-Law and General Counsel Western National Life Insurance Company
          5555  San  Felipe,  Suite  900
          Houston,  Texas    77056

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866

It  is  proposed  that  this  filing  will  become  effective:

_____    immediately  upon  filing  pursuant  to  paragraph  (b)  of  Rule 485
__X__    on  May  1,  1997  pursuant  to  paragraph  (b)of  Rule  485
_____    60  days  after  filing  pursuant  to  paragraph  (a)(1)  of Rule 485
_____    on  (date)  pursuant  to  paragraph  (a)(1)  of  Rule  485

If  appropriate,  check  the  following  box:

_____    this  post-effective  amendment designates a new effective date for a previously  filed  post-effective  amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the most recent fiscal year on March 3, 1997.




          CROSS  REFERENCE  SHEET
          (required  by  Rule  495)
Item  No.                                     Location
--------                                      ---------
PART A
Item 1.   Cover Page                          Cover Page

Item 2.   Definitions                         Definitions

Item 3.   Synopsis                            Highlights

Item 4.   Condensed Financial Information     Condensed Financial
-                                             Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies  The Company; The
                                              Separate Account;
                                              WNL Series Trust

Item 6.   Deductions and Expenses             Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts                   The Contracts

Item 8.   Annuity Period                      Annuity Provisions

Item 9.   Death Benefit.                      Proceeds Payable on
                                              Death

Item 10.  Purchases and Contract Value        Purchase Payments and
                                              Contract Value

Item 11.  Redemptions                         Withdrawals

Item 12.  Taxes                               Tax Status

Item 13.  Legal Proceedings                   Legal Proceedings

Item 14.  Table of Contents of the Statement
          of Additional Information           Table of Contents of the
                                              Statement of Additional
                                              Information





          CROSS  REFERENCE  SHEET  (CONT'D)
             (required  by  Rule  495)
Item  No.                                       Location
---------                                       --------
     PART  B
Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents                     Table of Contents

Item 17.  General Information and History       The Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distributor

Item 21.  Calculation of Performance Data       Performance Information

Item 22.  Annuity Payments                      Annuity Provisions

Item 23.  Financial Statements                  Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                    PART A


                    WESTERN NATIONAL LIFE INSURANCE COMPANY

Executive  Office:                                     Annuity Service Office:
5555  San  Felipe,  Suite  900                        1290 Silas Deane Highway
Houston,  Texas    77056                          Wethersfield, CT  06109-4303
(713)  888-7800                                                 (800) 910-4455


           INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                        WITH FLEXIBLE PURCHASE PAYMENTS
                                   ISSUED BY
                            WNL SEPARATE ACCOUNT A
                                      AND
                    WESTERN NATIONAL LIFE INSURANCE COMPANY

The Individual Fixed and Variable Deferred Annuity Contracts with Flexible Purchase Payments (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a fixed or variable basis and payment of annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions.")

Purchase Payments for the Contracts will be allocated to a segregated investment account of Western National Life Insurance Company (the "Company") which account has been designated WNL Separate Account A (the "Separate Account") or to the Company's General Account. Under certain circumstances, Purchase Payments may initially be allocated to the Global Advisors Money Market Sub-Account of the Separate Account. (See "Highlights.") The Separate Account invests in shares of WNL Series Trust (see "WNL Series Trust"). WNL Series Trust is a series fund with eight Portfolios currently available: BEA Growth and Income Portfolio, BlackRock Managed Bond Portfolio, Credit Suisse International Equity Portfolio, EliteValue Asset Allocation Portfolio, Global Advisors Growth Equity Portfolio, Global Advisors Money Market Portfolio, Salomon Brothers U.S. Government Securities Portfolio, and Van Kampen American Capital Emerging Growth Portfolio.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

This Prospectus concisely sets forth the information for a prospective investor. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The
Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on Page __ of this Prospectus. For the Statement of Additional Information, call (800) 910-4455 or write to the Company's Annuity Service Office at the address listed above.

INQUIRIES:

Any inquiries can be made by telephone or by writing to the Annuity Service Office listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This  Prospectus  and the Statement of Additional Information are dated May 1,
1997.
This  Prospectus  should  be  kept  for  future  reference.

                               TABLE OF CONTENTS
                                                                          Page

DEFINITIONS

HIGHLIGHTS

CONDENSED  FINANCIAL  INFORMATION

THE  COMPANY

THE  SEPARATE  ACCOUNT

WNL  SERIES  TRUST
  BEA  Growth  and  Income  Portfolio
  BlackRock  Managed  Bond  Portfolio
  Credit  Suisse  International  Equity  Portfolio
  EliteValue  Asset  Allocation  Portfolio
  Global  Advisors  Growth  Equity  Portfolio
  Global  Advisors  Money  Market  Portfolio
  Salomon  Brothers  U.S.  Government  Securities  Portfolio
  Van  Kampen  American  Capital  Emerging  Growth  Portfolio
Voting  Rights
Substitution  of  Securities

CHARGES  AND  DEDUCTIONS
  Deduction  for  Contingent  Deferred  Sales  Charge  (Sales  Load)
  Reduction  or  Elimination  of  the  Contingent  Deferred  Sales  Charge
  Deduction  for  Mortality  and  Expense  Risk  Charge
  Deduction  for  Enhanced  Death  Benefit  Charge
  Deduction  for  Administrative  Charge
  Deduction  for  Contract  Maintenance  Charge
  Deduction  for  Premium  and  Other  Taxes
  Deduction  for  Expenses  of  the  Trust

THE  CONTRACTS
  Owner
  Joint  Owners
  Annuitant
  Assignment

PURCHASE  PAYMENTS  AND  CONTRACT  VALUE
  Purchase  Payments
  Allocation  of  Purchase  Payments
  Bonus
  Dollar  Cost  Averaging
  Contract  Value
  Accumulation  Units
  Accumulation  Unit  Value

TRANSFERS
  Transfers  Prior  to  the  Annuity  Date
  Transfers  During  the  Annuity  Period
  Sweep  Account  Program

WITHDRAWALS
  Systematic  Withdrawal  Option
  Texas  Optional  Retirement  Program
  Suspension  or  Deferral  of  Payments

PROCEEDS  PAYABLE  ON  DEATH
  Death  of  Owner  During  the  Accumulation  Period
  Death  Benefit  Amount  During  the  Accumulation  Period
  Enhanced Death Benefit Amount During the Accumulation Period Death Benefit Options During the Accumulation Period
  Death  of  Owner  During  the  Annuity  Period
  Death  of  Annuitant
  Payment  of  Death  Benefit
  Beneficiary
  Change  of  Beneficiary
ANNUITY  PROVISIONS
  General
  Annuity  Date
  Selection  or  Change  of  an  Annuity  Option
  Frequency  and  Amount  of  Annuity  Payments
  Annuity
  Fixed  Annuity
  Variable  Annuity
  Annuity  Unit
  Annuity  Options

DISTRIBUTOR

ADMINISTRATION  OF  THE  CONTRACTS

PERFORMANCE  INFORMATION
  Money  Market  Sub-Account
  Other  Sub-Accounts

TAX  STATUS
  General
  Diversification
  Multiple  Contracts
  Contracts  Owned  by  Other  than  Natural  Persons
  Tax  Treatment  of  Assignments
  Income  Tax  Withholding
  Tax  Treatment  of  Withdrawals  --  Non-Qualified  Contracts
  Qualified  Plans
  Tax  Treatment  of  Withdrawals  --  Qualified  Contracts
  Tax-Sheltered  Annuities  --  Withdrawal  Limitations
  Section  457  -  Deferred  Compensation  Plans

FINANCIAL  STATEMENTS

LEGAL  PROCEEDINGS

TABLE  OF  CONTENTS  OF  THE  STATEMENT  OF  ADDITIONAL  INFORMATION




                                  DEFINITIONS

ACCUMULATION PERIOD: The period during which Purchase Payments may be made prior to the Annuity Date.

ACCUMULATION UNIT: A unit of measure used to determine the value of the Owner's interest in a Sub-Account of the Separate Account during the Accumulation Period.

ADJUSTED CONTRACT VALUE: The Contract Value less any applicable premium tax and Contract Maintenance Charge. This amount is applied to the applicable Annuity Tables to determine Annuity Payments.

AGE:  The  age  of  any  Owner  or  Annuitant  on  his/her  last  birthday.

ANNUITANT: The natural person on whose life Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any Joint Annuitant.

ANNUITY  DATE:  The  date  on  which  Annuity  Payments  begin.

ANNUITY  OPTIONS:  Options  available  for  Annuity  Payments.

ANNUITY PAYMENTS: The series of payments made to the Owner or any named payee after the Annuity Date under the Annuity Option selected.

ANNUITY PERIOD: The period of time beginning with the Annuity Date during which the Annuity Payments are made.


ANNUITY SERVICE OFFICE: The office indicated on the Cover Page of this Prospectus to which notices and requests must be sent.
ANNUITY UNIT: A unit of measure used to calculate Variable Annuity payments during the Annuity Period.

BENEFICIARY:  The person(s) or entity(ies) who will receive the death benefit.

BONUS: An additional amount paid by the Company, equal to one percent (1%) of the initial Purchase Payment. The Bonus is recapturable by the Company under certain circumstances. See the discussion of the Bonus in this Prospectus for more information.

COMPANY:  Western  National  Life  Insurance  Company.

CONTRACT  ANNIVERSARY:  An  anniversary  of  the  Issue  Date.

CONTRACT VALUE: The sum of the Owner's interest in the General Account and the Sub-Accounts of the Separate Account during the Accumulation Period.

CONTRACT YEAR: The first Contract Year is the annual period which begins on the Issue Date. Subsequent Contract Years begin on each Contract Anniversary.

FIXED ANNUITY: A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company.

GENERAL ACCOUNT: The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

INVESTMENT OPTION: An investment entity into which assets of the Separate Account will be invested.

ISSUE  DATE:  The  date  on  which  the  Contract  became  effective.

NON-QUALIFIED CONTRACTS: Contracts issued under non-qualified plans which do not receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code").

OWNER: The person or entity entitled to the ownership rights stated in the Contract.

PORTFOLIO: A segment of an Investment Option which constitutes a separate and distinct class of shares.

PURCHASE PAYMENT: A payment made by or on behalf of an Owner with respect to the Contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans which receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

SEPARATE ACCOUNT: The Company's Separate Account designated as WNL Separate Account A.

SUB-ACCOUNT: Separate Account assets are divided into Sub-Accounts. Assets of each Sub-Account will be invested in shares of an Investment Option or a Portfolio of an Investment Option.

VALUATION DATE: Each day on which the Company and the New York Stock Exchange ("NYSE") are open for business.

VALUATION PERIOD: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Separate Account.

WRITTEN REQUEST: A request in writing, in a form satisfactory to the Company, which is received by the Annuity Service Office, 1290 Silas Deane
Highway,  Wethersfield,  CT    06109-4303.


                                  HIGHLIGHTS
Purchase Payments for the Contracts will be allocated to a segregated investment account of Western National Life Insurance Company (the "Company") which account has been designated WNL Separate Account A (the "Separate Account") or to the Company's General Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Global Advisors Money Market Sub-Account of the Separate Account (see below). The Separate Account invests in shares of WNL Series Trust. Owners bear the investment risk for all amounts allocated to the Separate Account.

The Contract may be returned to the Company for any reason within ten (10) calendar days after its receipt by the Owner (or, if the Contract is issued in California, thirty (30) calendar days after the date of receipt if the Owner is 60 years old as of the Issue Date, or twenty (20) calendar days of the date the date of receipt with respect to the circumstances described in (c) below) ("Right to Examine"). It may be returned to the Company at its Annuity Service Office or to the agent through whom it was purchased. When the Contract is received by the Company at its Annuity Service Office, it will be voided as if it had never been in force. Upon its return, the Company will refund the Contract Value less the Bonus (see "Bonus" on page 12) next computed after receipt of the Contract by the Company at its Annuity Service Office except in the following circumstances: (a) where the Contract is purchased pursuant to an Individual Retirement Annuity; (b) in those states which require the Company to refund Purchase Payments, less withdrawals; or (c) in the case of Contracts which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a), (b) and (c) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Contract Value less the Bonus, and will allocate initial Purchase Payments to the Global Advisors Money Market Sub-Account until the expiration of fifteen (15) days from the Issue Date (or twenty-five (25) days in the case of Contracts described under (c) above). Upon the expiration of the fifteen-day period (or twenty-five-day period with respect to Contracts described under (c)), the Sub-Account value of the Global Advisors Money Market Sub-Account will be allocated to the Separate Account and the General Account in accordance with the election made by the Owner in the Application.

Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge from the Separate Account which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

If the Owner selects the Enhanced Death Benefit, each Valuation Period prior to the 75th birthday of the Owner, or oldest Joint Owner, the Company deducts an Enhanced Death Benefit Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Enhanced Death Benefit. (See "Charges and Deductions - Deduction for Enhanced Death Benefit Charge.")

Each Valuation Period, the Company deducts an Administrative Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This Charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions - Deduction for Administrative Charge.")

On each Contract Anniversary, the Company deducts a Contract Maintenance Charge of $30 from the Contract Value by subtracting values from the General Account and/or by canceling Accumulation Units from each applicable Sub-Account. However, during the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $40,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $40,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. The charge will be deducted from the General Account and the Sub-Accounts in the same proportion that the amount of Contract Value in the General Account and each Sub-Account bears to the total Contract Value. During the Annuity Period, the Contract Maintenance Charge will be deducted pro-rata from Annuity Payments regardless of Contract size and will result in a reduction of each Annuity Payment. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")

Premium taxes will be charged against the Contract. Some states assess premium taxes when Purchase Payments are made. Other states assess premium taxes upon annuitization. It is the Company's current practice to deduct for premium taxes when they become due and payable to the states. (See "Charges and Deductions - Deduction for Premium and Other Taxes.")

The Company will, at the time of the initial Purchase Payment, add an additional amount, as a bonus (the "Bonus"), equal to one percent (1%) of such Purchase Payment made under the Contract. Such additional amount will be allocated to the Sub-Accounts of the Separate Account and/or the General Account in the same manner as the Purchase Payment. If the Owner makes a withdrawal prior to the seventh (7th) Contract Anniversary in excess of: (a) 10% of the Contract Value each Contract Year, or (b) the amount permitted under the Systematic Withdrawal Option (See "Withdrawals - Systematic Withdrawal Option"), an amount equal to the Bonus will be deducted by the Company from the Contract Value. (See "Purchase Payments and Contract Value - Bonus.")

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, under certain circumstances the penalty is not imposed. See "Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts" and "Tax Treatment of Withdrawals - Qualified Contracts." For a further discussion of the taxation of the Contracts, see "Tax Status."

For  Contracts  purchased  in  connection  with  403(b)  plans, withdrawals of amounts
attributable  to  contributions  made pursuant to a salary reduction agreement
(as
defined in Section 403(b)(11) of the Code) are limited circumstances only when the Owner: (a) attains age 59 1/2; (b) separates from service; (c) dies;
(d)  becomes disabled (within the meaning of Section 72(m)(7) of the Code); or
(e)  in  the  case  of hardship. Withdrawals for hardship  are  restricted  to the
portion  of  the Owner's Contract Value which represents contributions made by the
Owner  and  does  not  include  any  investment  results.  The  limitations on withdrawals
became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31,
1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Owners
should    consult  their
own tax counsel or other tax adviser regarding any distributions. (See "Tax Status-- Tax-Sheltered Annuities - Withdrawal Limitations.")

See "Tax Status - Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

Because of certain exemptive and exclusionary provisions, interests in the General Account are not registered under the Securities Act of 1933 and the
General Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the
Prospectus relating to the General Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                       WNL SEPARATE ACCOUNT A FEE TABLE




CONTRACT  OWNER  TRANSACTION  EXPENSES


Contingent Deferred Sales Charge      Length of Time             Charge
(see Note 2 below)                 From Purchase Payment  (as a percentage of   (No. of Years)  Purchase Payments)

-                                                      1                    5%
-                                                      2                    5%
-                                                      3                    5%
-                                                      4                    4%
-                                                      5                    3%
-                                                      6                    2%
-                                                      7                    1%
-                                              8 or more                    0%

Transfer Fee (see Note 3 below)                 None

Contract Maintenance Charge (see Note 4 below)  30 per Contract per Contract
Year


SEPARATE  ACCOUNT  ANNUAL  EXPENSES
(as  a  percentage  of  average  account  value)

Mortality and Expense Risk Charge                  1.25%
Administrative Charge                               .15%
                                                   -----
Total Separate Account Annual Expenses             1.40%

OPTIONAL SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Enhanced Death Benefit Charge (see Note 5 below)    .15%

WNL SERIES TRUST ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)


                                            OTHER
                                         EXPENSES**
                                         MANAGEMENT   (AFTER EXPENSE   TOTAL ANNUAL
                                            FEES*     REIMBURSEMENT)     EXPENSES
                                         -----------  ---------------  -------------
BEA Growth and Income Portfolio                 .75%             .12%           .87%
BlackRock Managed Bond Portfolio                .55%             .12%           .67%
Credit Suisse International Equity
  Portfolio                                     .90%             .12%          1.02%
EliteValue Asset Allocation Portfolio           .65%             .12%           .77%
Global Advisors Growth Equity Portfolio         .61%             .12%           .73%
Global Advisors Money Market Portfolio          .45%             .12%           .57%
Salomon Brothers U.S. Government
  Securities Portfolio                         .475%             .12%          .595%
Van Kampen American Capital Emerging
  Growth Portfolio                              .75%             .12%           .87%

*          WNL  Investment  Advisory  Services, Inc., the Trust's Investment Adviser
("Adviser"),  has  agreed  to  waive that portion of its management fees which is in excess  of  the  amount  payable  by the Adviser to each Sub-Adviser pursuant to the respective  sub-advisory  agreements  for  each Portfolio until May 1, 1998 (see the
Trust  prospectus  for  more  information  on  advisory and sub-advisory fees).  The examples  below are calculated based upon the deduction of the full management fees.
**          The  Company    has  undertaken  to  reimburse each  Portfolio  for  all
operating  expenses, excluding management fees, that exceed .12% of each Portfolio's average  daily  net assets until  May  1, 1998.  Had the Company not reimbursed such expenses,  the Other Expenses  shown  above would be higher.  The examples below are calculated  based  upon  such  reimbursement  of  expenses.


EXAMPLES

CALCULATED  WITHOUT  ENHANCED  DEATH  BENEFIT  CHARGE
(See  "Charges  and Deductions - Deduction for Enhanced Death Benefit Charge")

A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if the Contract is surrendered at the end of each time period; (b) if the Contract is not surrendered or if the Contract is annuitized.


     TIME  PERIODS
     -------------
  1 YEAR                                      3 YEARS   5 YEARS   10 YEARS
--------------------------------------------  --------  --------  --------
BEA Growth and Income Portfolio               a)$73.84  $ 123.39    155.58  268.46
  b) 23.84                                       73.39    125.58    268.46
BlackRock Managed Bond Portfolio              a)$71.74  $ 117.07    144.99  247.19
  b) 21.74                                       67.07    114.99    247.19
Credit Suisse International Equity Portfolio  a)$75.41  $ 128.12    163.45  284.14
  b) 25.41                                       78.12    133.45    284.14
EliteValue Asset Allocation Portfolio         a)$72.79  $ 120.23    150.30  257.88
  b) 22.79                                       70.23    120.30    257.88
Global Advisors Growth Equity Portfolio       a)$72.37  $ 118.97    148.18  253.61
  b) 22.37                                       68.97    118.18    253.61
Global Advisors Money Market Portfolio        a)$70.69  $ 113.89    139.67  236.38
  b) 20.69                                       63.89    109.67    236.38
Salomon Brothers                              a)$70.95  $ 114.69    141.00  239.09
  U.S. Government Securities Portfolio        b)$20.95     64.69    111.00  239.09
Van Kampen American Capital Emerging          a)$73.84  $ 123.39    155.58  268.46
  Growth Portfolio                            b) 23.84     73.39    125.58  268.46



     CALCULATED  WITH  ENHANCED  DEATH  BENEFIT  CHARGE
 (See  "Charges and Deductions - Deduction for Enhanced Death Benefit Charge")

A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if the Contract is surrendered at the end of each time period; (b) if the Contract is not surrendered or if the Contract is annuitized.


     TIME  PERIODS
     -------------

  1 YEAR                                      3 YEARS   5 YEARS   10 YEARS
--------------------------------------------  --------  --------  --------
BEA Growth and Income Portfolio               a)$75.41  $ 128.12    163.45  284.14
  b) 25.41                                       78.12    133.45    284.14
BlackRock Managed Bond Portfolio              a)$73.31  $ 121.81    152.94  263.19
  b) 23.31                                       71.81    122.94    263.19
Credit Suisse International Equity Portfolio  a)$76.99  $ 132.83    171.28  299.58
  b) 26.99                                       82.83    141.28    299.58
EliteValue Asset Allocation Portfolio         a)$74.36  $ 124.97    158.21  273.72
  b) 24.36                                       74.97    128.21    273.72
Global Advisors Growth Equity Portfolio       a)$73.94  $ 123.71    156.10  269.52
  b) 23.94                                       73.71    126.10    269.52
Global Advisors Money Market Portfolio        a)$72.26  $ 118.65    147.65  252.55
  b) 22.26                                       68.65    117.65    252.55
Salomon Brothers U.S. Government              a)$72.52  $ 119.44    148.97  255.22
  Securities Portfolio                        b) 22.52     69.44    118.97  255.22
Van Kampen American Capital Emerging          a)$75.41  $ 128.12    163.45  284.14
  Growth Portfolio                            b) 25.41     78.12    133.45  284.14



NOTES  TO  FEE  TABLE  AND  EXAMPLES

     1. The purpose of the Fee Table is to assist Owners in understanding the various costs and expenses that an Owner will incur directly or indirectly. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectus for WNL Series Trust.

     2. After the first Contract Anniversary, a withdrawal of up to 10% of the Contract Value, determined as of the immediately preceding Contract Anniversary, may be withdrawn once each Contract Year on a non-cumulative basis without the imposition of the Contingent Deferred Sales Charge. The Systematic Withdrawal Option may be selected in lieu of the 10% free withdrawal amount. (See "Withdrawals - Systematic Withdrawals Option.")

     3. Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose such a fee in the future which will not exceed the lesser of $25 or 2% of the amount transferred.

     4. During the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $40,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $40,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the full charge will be deducted regardless of Contract size.

     5. There is an Enhanced Death Benefit which can be selected by the Owner at the time of application. There are two sets of Examples above. One set has been calculated with the Enhanced Death Benefit Charge and the other set has been calculated without it.

     6. Premium taxes are not reflected. Premium taxes may apply. (See "Charges and Deductions - Deduction for Premium and Other Taxes.")

     7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                        CONDENSED FINANCIAL INFORMATION
                           Accumulation Unit Values

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. The Separate Account's Financial Statements have been audited by Coopers & Lybrand L.L.P., independent certified public accountants, whose report thereon is included in the Statement of Additional Information. This information should be read in conjunction with the Separate Account's Financial Statements and related notes thereto which are included in the Statement of Additional Information. Two sets of unit values are presented, one with the Enhanced Death Benefit Charge and one without the Enhanced Death Benefit Charge.



                                                            WITHOUT ENHANCED DEATH   WITH ENHANCED DEATH
                                                                BENEFIT CHARGE          BENEFIT CHARGE
                                                            -----------------------  --------------------
BEA GROWTH AND INCOME SUB-ACCOUNT
FOR PERIOD ENDED 12/31/95
Unit value at beginning of period (10/20/95)                $                 10.00  Not Applicable
Unit value at end of period                                 $                 10.62  Not Applicable
Number of units outstanding at end of period                                  461.8  Not Applicable

FOR YEAR ENDED 12/31/96
Unit value at beginning of period                           $                 10.62  $              10.62
Unit value at end of period                                 $                 11.92  $              11.90
Number of units outstanding at end of period                               48,634.3              11,709.8
BLACKROCK MANAGED BOND SUB-ACCOUNT
FOR PERIOD ENDED 12/31/96
Unit value at beginning of period (1/2/96)                  $                 10.00  $              10.00
Unit value at end of period                                 $                 10.20  $              10.18
Number of units outstanding at end of period                               14,436.2              11,399.4

CREDIT SUISSE INTERNATIONAL EQUITY SUB-ACCOUNT
FOR PERIOD ENDED 12/31/95
Unit value at beginning of period (10/20/95)                $                 10.00  Not Applicable
Unit value at end of period                                 $                 10.36  Not Applicable
Number of units outstanding at end of period                                  430.6  Not Applicable

FOR YEAR ENDED 12/31/96
Unit value at beginning of period                           $                 10.36  $              10.36
Unit value at end of period                                 $                 11.90  $              11.88
Number of units outstanding at end of period                               17,186.2               8,510.2

ELITEVALUE ASSET ALLOCATION SUB-ACCOUNT
FOR PERIOD ENDED 12/31/96
Unit value at beginning of period (1/2/96)                  $                 10.00  $              10.00
Unit value at end of period                                 $                 12.45  $              12.43
Number of units outstanding at end of period                               69,575.7              13,965.2

GLOBAL ADVISORS GROWTH EQUITY SUB-ACCOUNT
FOR PERIOD ENDED 12/31/95
Unit value at beginning of period (10/20/95)                $                 10.00  Not Applicable
Unit value at end of period                                 $                 10.33  Not Applicable
Number of units outstanding at end of period                                  124.2  Not Applicable

FOR YEAR ENDED 12/31/96
Unit value at beginning of period                           $                 10.33  $              10.33
Unit value at end of period                                 $                 12.35  $              12.33
Number of units outstanding at end of period                               68,154.9               5,232.7

GLOBAL ADVISORS MONEY MARKET SUB-ACCOUNT
FOR PERIOD ENDED 12/31/95
Unit value at beginning of period (10/10/95)                $                 10.00  $              10.00
Unit value at end of period                                 $                 10.09  $              10.08
Number of units outstanding at end of period                                2,464.4                  24.9

FOR YEAR ENDED 12/31/96
Unit value at beginning of period                           $                 10.09  $              10.08
Unit value at end of period                                 $                 10.46  $              10.44
Number of units outstanding at end of period                              109,837.9               3,403.7

SALOMON BROTHERS U.S. GOVERNMENT SECURITIES SUB-ACCOUNT
FOR PERIOD ENDED 12/31/96
Unit value at beginning of period (2/6/96)                  $                 10.00  $              10.00
Unit value at end of period                                 $                 10.16  $              10.14
Number of units outstanding at end of period                               15,638.1              11,806.1

VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH SUB-ACCOUNT
FOR PERIOD ENDED 12/31/96
Unit value at beginning of period (1/2/96)                  $                 10.00  $              10.00
Unit value at end of period                                 $                 11.70  $              11.68
Number of units outstanding at end of period    107,870.9                   2,072.6


                                  THE COMPANY

Western National Life Insurance Company (the "Company"), which had $10.1 billion in assets as of December 31, 1996, develops, markets and issues annuity products through niche distribution channels. The Company markets single premium deferred annuities to the savings and retirement markets, flexible premium deferred annuities to the tax-qualified retirement market and single premium immediate annuities to the structured settlement and retirement markets. The Company primarily distributes its annuity products through financial institutions, general agents and specialty brokers.

The Company, which was incorporated in Texas in 1944, is licensed to do business in 46 states and the District of Columbia. It is a wholly-owned subsidiary of Western National Corporation. The Company's executive offices are located at 5555 San Felipe, Suite 900, Houston, Texas 77056. Its telephone number is (713) 888-7800.

                             THE SEPARATE ACCOUNT

The Board of Directors of the Company adopted a resolution on November 9, 1994 to establish a segregated asset account pursuant to Texas insurance law. This segregated asset account has been designated WNL Separate Account A (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Separate Account meets the definition of a "separate account" under federal securities laws.

The Separate Account is divided into Sub-Accounts. Each Sub-Account invests in one Portfolio of WNL Series Trust. There is no assurance that the investment objectives of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Accounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

                               WNL SERIES TRUST

WNL Series Trust ("Trust") has been established to act as the funding vehicle for the Contracts offered. The Trust is managed by WNL Investment Advisory Services, Inc. ("Adviser"), an affiliate of the Company. The Adviser has retained Sub-Advisers for each Portfolio to make investment decisions and place orders. The Sub-Advisers for the Portfolios are: BEA Associates for the BEA Growth and Income Portfolio; BlackRock Financial Management for the BlackRock Managed Bond Portfolio; Credit Suisse Investment Management Ltd. for the Credit Suisse International Equity Portfolio; OpCap Advisors for the EliteValue Asset Allocation Portfolio; State Street Global Advisors for the Global Advisors Growth Equity Portfolio and the Global Advisors Money Market Portfolio; Salomon Brothers Asset Management Inc. for the Salomon Brothers U.S. Government Securities Portfolio; and Van Kampen American Capital Asset Management, Inc. for the Van Kampen American Capital Emerging Growth Portfolio.
See "Management of the Trust" in the Trust Prospectus, which accompanies this Prospectus, for additional information concerning the Adviser and the Sub-Advisers, including a description of advisory and sub-advisory fees.

The Trust is a diversified open-end management investment company. While a brief summary of the investment objectives of the Portfolios is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for the Trust which is included with this Prospectus. Purchasers should read the Prospectus for the Trust carefully before investing. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company at its Annuity Service Office.

The Trust is intended to meet differing investment objectives with its currently available separate Portfolios.

BEA  GROWTH  AND  INCOME  PORTFOLIO

The Portfolio's fundamental investment objective is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio will invest primarily in domestic equity as well as domestic debt securities. The proportion of the Portfolio's assets to be invested in each type of security will vary from time to time in accordance with the Sub-Adviser's assessment of economic conditions and investment opportunities. The asset allocation strategy is based on the premise that, from time to time, certain asset classes are more attractive long-term than others. The Sub-Adviser anticipates that under normal market conditions, between 35% and 65% of the Portfolio's total assets will be invested in equity securities, and between 35% and 65% will be invested in debt securities.

BLACKROCK  MANAGED  BOND  PORTFOLIO

The Portfolio's fundamental investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of income, plus realized and unrealized capital gains and losses. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective. The Sub-Adviser actively manages the Portfolio's duration, the allocation of securities across market sectors, and the selection of specific securities within sectors. The Sub-Adviser also actively allocates the Portfolio's assets among the broad sectors of the fixed-income market including, but not limited to, U.S. Government and agency securities, corporate securities, private placements, and asset-backed and mortgage-related securities, including residential and commercial mortgage-backed securities. Under normal circumstances, the Sub-Adviser intends to keep the Portfolio essentially fully invested with at least 65% of the Portfolio's assets invested in bonds.

CREDIT  SUISSE  INTERNATIONAL  EQUITY  PORTFOLIO

The Portfolio's fundamental investment objective is long-term capital appreciation. The Portfolio will seek to achieve its objective primarily by investing in equity and equity-related securities of companies from at least five different countries, excluding the United States. This Portfolio is intended for investors who can accept the risks involved in investments in equity and equity-related securities of non-U.S. issuers, as well as in foreign currencies, and in the active management techniques that the Portfolio generally employs. Under normal conditions, the Portfolio will invest at least 65% of its total assets in equity securities of issuers whose principal places of business (as determined by location of the issuer's principal headquarters) are located in countries other than the United States. The balance of the Portfolio, up to 35% of its total assets, may be invested in equity or debt securities of U.S. issuers or foreign entities. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read the "Appendix - Foreign Investments" in the Trust Prospectus for a discussion of the risks involved in foreign investing.

ELITEVALUE  ASSET  ALLOCATION  PORTFOLIO

The Portfolio's fundamental investment objective is to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Sub-Adviser's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest are likely to be primarily those of companies that are believed by the Sub-Adviser to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. Debt securities are expected to be predominantly investment-grade, intermediate to long-term U.S. Government and corporate debt, although the Portfolio will also invest in high-quality, short-term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Sub-Adviser deems it advisable in order to preserve capital. In addition, the Portfolio may also purchase foreign securities, provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read the "Appendix - Foreign Investments" in the Trust Prospectus for a discussion of the risks involved in foreign investing. The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Sub-Adviser's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any of the types of investments identified above.

GLOBAL  ADVISORS  GROWTH  EQUITY  PORTFOLIO

The Portfolio's fundamental investment objective is to provide total returns that exceed over time the Standard & Poor's 500 Composite Stock Price Index through investment in equity securities. Equity securities will be selected on the basis of a proprietary analytical model of the Portfolio's Sub-Adviser. Each security will be ranked according to two separate and uncorrelated measures: value and the momentum of Wall Street sentiment. The Portfolio will invest at least 65% of its total assets in equity securities. However, the Portfolio may invest temporarily for defensive purposes, without limitation, in certain short-term, fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity.

GLOBAL  ADVISORS  MONEY  MARKET  PORTFOLIO

The Portfolio's fundamental investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities with remaining maturities of one year or less. The Portfolio attempts to meet its investment objective by investing in high-quality money market instruments. An investment in this Portfolio is neither insured nor guaranteed by the U.S. Government.

SALOMON  BROTHERS  U.S.  GOVERNMENT  SECURITIES  PORTFOLIO

The Portfolio's fundamental investment objective is to seek a high level of current income. The Portfolio seeks to attain its objective by investing a substantial portion of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and collateralized mortgage obligations backed by such securities. The Portfolio may also invest a portion of its assets in U.S. dollar-denominated corporate investment grade debt securities.

VAN  KAMPEN  AMERICAN  CAPITAL  EMERGING  GROWTH  PORTFOLIO

The Portfolio's investment objective is to seek to provide capital appreciation; any ordinary income received from portfolio securities is entirely incidental. The Portfolio will, under normal conditions, invest at least 65% of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, in the early stages of their life cycle that the Sub-Adviser believes have the potential to become major enterprises. While the Portfolio will invest primarily in common stocks, to a limited extent, it may invest in other securities such as preferred stocks, convertible securities and warrants. The Portfolio may invest up to 20% of its assets in securities of foreign issuers. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read the "Appendix Foreign Investments" in the Trust Prospectus for a discussion of the Risks involved in foreign investing.

VOTING  RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting of the Trust. Voting instructions will be solicited by written communication at least ten (10) days prior to the meeting.

SUBSTITUTION  OF  SECURITIES

If the shares of an Investment Option (or any Portfolio within an Investment Option or any other Investment Option or Portfolio), are no longer available for investment by the Separate Account or, if in the judgment of the Company's Board of Directors, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may limit further purchase of such shares or may substitute shares of another Investment Option or Portfolio for shares already purchased under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

                            CHARGES AND DEDUCTIONS

Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are:

DEDUCTION  FOR  CONTINGENT  DEFERRED  SALES  CHARGE  (SALES  LOAD)

The Contracts do not provide for a front-end sales charge. However, if all or a portion of the Contract Withdrawal Value (see "Withdrawals") is withdrawn, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge is based upon the length of time from when each Purchase Payment was made as follows:


LENGTH OF TIME                 CHARGE
FROM PURCHASE PAYMENT   (AS A PERCENTAGE OF
(NUMBER OF YEARS)        PURCHASE PAYMENT)
----------------------  --------------------
1                                         5%
2                                         5%
3                                         5%
4                                         4%
5                                         3%
6                                         2%
7                                         1%
8 or more                                 0%

After  the  first  Contract  Anniversary,  a  withdrawal  of  up to 10% of the
Contract Value, determined as of the immediately preceding Contract Anniversary, may be withdrawn once each Contract Year on a non-cumulative basis without the imposition of the Contingent Deferred Sales Charge ("Free Withdrawal Amount"). The Systematic Withdrawal Option may be selected in lieu of the 10% Free Withdrawal Amount. (See "Withdrawals -Systematic Withdrawal Option.")

REDUCTION  OR  ELIMINATION  OF  THE  CONTINGENT  DEFERRED  SALES  CHARGE

The amount of the Contingent Deferred Sales Charge may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contracts.

     2.        The   total  amount of Purchase Payments to be received will be
considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4.        There   may be other circumstances, of which the Company is not
presently  aware,  which  could  result  in  reduced  sales  expenses.

If, after consideration of the foregoing factors, the Company determines that there will be reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION  FOR  MORTALITY  AND  EXPENSE  RISK  CHARGE

Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge from the Separate Account which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make Annuity Payments after the Annuity Date (determined in accordance with the Annuity Option chosen by the Owner) regardless of how long all Annuitants live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than that anticipated in the mortality tables, will have any adverse effect on the Annuity Payments the Annuitant will receive under the Contract. Further, the Company bears a mortality risk in that it guarantees the annuity purchase rates for the Annuity Options under the Contract whether for a Fixed Annuity or a Variable Annuity. Also, the Company bears a mortality risk with respect to the death benefit and with respect to the waiver of the Contingent Deferred Sales Charge if Purchase Payments have been held in the Contract less than seven (7) years. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION  FOR  ENHANCED  DEATH  BENEFIT  CHARGE

If the Owner selects the Enhanced Death Benefit, each Valuation Period prior to the 75th birthday of the Owner, or oldest Joint Owner, the Company deducts an Enhanced Death Benefit Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality risks for the Enhanced Death Benefit. (See "Proceeds Payable on Death - Enhanced Death Benefit Amount During the Accumulation Period.") The Company expects a profit from this charge.

DEDUCTION  FOR  ADMINISTRATIVE  CHARGE

Each Valuation Period, the Company deducts an Administrative Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION  FOR  CONTRACT  MAINTENANCE  CHARGE

On each Contract Anniversary the Company deducts a Contract Maintenance Charge from the Contract Value by subtracting values from the General Account and/or by canceling Accumulation Units from each applicable Sub-Account to reimburse it for expenses relating to maintenance of the Contracts. The Contract Maintenance Charge is currently $30.00 each Contract Year. However, during the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $40,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $40,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the Contract Maintenance Charge will be deducted pro-rata from Annuity Payments regardless of Contract size and will result in a reduction of each Annuity Payment. The Contract Maintenance Charge will be deducted from the General Account and the Sub-Accounts in the Separate Account in the same proportion that the amount of Contract Value in the General Account and each Sub-Account bears to the total Contract Value. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

DEDUCTION  FOR  PREMIUM  AND  OTHER  TAXES

Any taxes, including any premium taxes, paid to any governmental entity relating to the Contracts may be deducted from the Purchase Payments or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of Annuity Payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. The Company's current practice is to deduct for premium taxes when they become due and payable to the states. Premium taxes generally range from 0% to 4%.
the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient.

The Company will deduct any withholding taxes required by applicable law. DEDUCTION FOR EXPENSES OF THE TRUST

There are other deductions from, and expenses (including management fees paid to the investment adviser and other expenses) paid out of, the assets of the Trust which are described in the Prospectus for the Trust.

                                 THE CONTRACTS

OWNER

The Owner has all rights and may receive all benefits under the Contract. The Owner is the person designated as such on the Issue Date, unless changed. The Company will not issue a Contract to any Owner older than 85 years.

The Owner may change owners at any time prior to the Annuity Date by Written Request. A change of Owner will automatically revoke any prior designation of Owner. The change will become effective as of the date the Written Request is signed. A new designation of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

An Owner may make inquiries regarding his or her Contract by telephone or in writing to the Annuity Service Office listed on the cover page of this Prospectus.

For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non natural person.

JOINT  OWNERS

The Contract can be owned by Joint Owners. If Joint Owners are named, any Joint Owner must be the spouse of the other Owner. Upon the death of either Owner, the surviving Joint Owner will be the Primary Beneficiary. Any other Beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request. Unless otherwise specified, if there are Joint Owners, both signatures will be required for all Owner transactions except telephone transfers. If the telephone transfer option is elected and there are Joint Owners, either Joint Owner can give telephone instructions.

ANNUITANT

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated by the Owner at the Issue Date, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person. Any change of Annuitant is subject to the Company's underwriting rules then in effect.

ASSIGNMENT

A Written Request specifying the terms of an assignment of the Contract must be provided to the Annuity Service Office. Until a Written Request is received, the Company will not be required to take notice of or be responsible for any transfer of interest in the Contract by assignment, agreement, or otherwise.

The Company will not be responsible for the validity or tax consequences of any assignment. Any assignment made after the death benefit has become payable will be valid only with the Company's consent.

If the Contract is assigned, the Owner's rights may only be exercised with the consent of the assignee of record.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408 or 457 of the Internal Revenue Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

                     PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE  PAYMENTS

The initial Purchase Payment is due on the Issue Date. The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000 and for Qualified Contracts is $2,000 ($50 for Contracts issued in connection with Section 403(b) plans). The minimum subsequent Purchase Payment for Non-Qualified Contracts is $1,000, or if the automatic premium check option is elected, $50. The minimum subsequent Purchase Payment for Qualified Contracts is $50. Subject to the maximum and minimum Purchase Payments discussed herein, the Owner may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments the Company will accept without Company approval is $500,000 for issue Ages up to
75. The maximum total Purchase Payments the Company will accept without Company approval for issue Ages 75 and older is $250,000. The Company reserves the right to reject any application or Purchase Payment.

All Purchase Payments and sums payable to the Company under the Contract are payable only at the Company's lockbox at State Street Bank and Trust Company at
the  following  addresses:  via  mail  to:    Western  National Life Insurance
Company,
P.O. Box 5429, Boston, MA 02206-5429; via overnight delivery to: State Street Bank and Trust Company, Attn: Lock Box A3W, 1778 Heritage Drive, North Quincy, MA 02171.


ALLOCATION  OF  PURCHASE  PAYMENTS

Purchase Payments are allocated to the General Account and/or the Sub-Accounts of the Separate Account in accordance with the selection made by the Owner. The allocation of the initial Purchase Payment is made in accordance with the selection made by the Owner at the Issue Date. However, the Company will, under certain circumstances, allocate initial Purchase Payments to the Global Advisors Money Market Sub-Account until the expiration of the Right to Examine Contract period (see "Highlights"). Unless otherwise changed by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of the Purchase Payments is subject to the terms and conditions imposed by the Company. There are currently no limitations on the number of Sub-Accounts that can be selected by an Owner. Allocations must be in whole percentages with a minimum allocation of 10% of each Purchase Payment or transfer, unless the Purchase Payment is being made pursuant to an approved Dollar Cost Averaging Program or one of the Asset Allocation Programs.

For initial Purchase Payments, if the forms required to issue the Contract are in good order, the Company will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the General Account and credit the Contract with dollars within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the forms required to issue a Contract are not in good order, the Company will attempt to get them in good order or the Company will return the forms and the Purchase Payment within five business days. The Company will not retain the Purchase Payment for more than five business days while processing incomplete forms unless it has been so authorized by the purchaser. For subsequent Purchase Payments, the Company will apply Purchase Payments to the Separate Account and credit the Contract with Accumulation Units as of the end of the Valuation Period during which the Purchase Payment was received in good order.

BONUS

The Company will, at the time of the initial Purchase Payment, add an additional amount, as a Bonus, equal to one percent (1%) of such Purchase Payment made under the Contract. The Bonus will be allocated to the Sub-Accounts of the Separate Account and/or the General Account in the same manner as the Purchase Payment to which it is attributable. The Company reserves the right to limit its payment of such Bonus to $5,000.
If the Owner makes a withdrawal prior to the seventh (7th) Contract Anniversary in excess of the Free Withdrawal Amount and/or in excess of the amount permitted under the Systematic Withdrawal Option, an amount equal to the Bonus will be deducted by the Company from the Contract Value (which will be deducted pro-rata from the Sub-Accounts and/or the General Account in the proportion that the amount of Contract Value in the Sub-Accounts and General Account bears to the total Contract Value). The Company will not recapture any investment earnings on the Bonus. Investment earnings are deemed to be withdrawn on a first-in, first-out basis. Owners do not have a vested interest in the principal amount of the Bonus until seven (7) Contract Years from the date of the Bonus payment have elapsed, and until that time the additional amount belongs to the Company.

For purposes of distributions under the Contract, the Bonus payment and any investment earnings thereon shall be treated as taxable income and not as part of the cost basis of the Contract (see "Tax Status - General").

DOLLAR  COST  AVERAGING

Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer amounts on a monthly, quarterly, semi-annual or annual basis from the Global Advisors Money Market Sub-Account to one or more Sub-Accounts.

By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $250 per transfer. The amount may be specified as a percentage of Contract Values in the source Sub-Account(s) (in whole percentages) or by dollar amount.

If selected, Dollar Cost Averaging must be for at least 12 months. There is no current charge for Dollar Cost Averaging. The standard date of the month for transfers is the date the Owner's request for an enrollment in the program is received and processed by the Company and subsequent monthly, quarterly, semi-annual or annual anniversaries of that date. The Owner may specify a different future date. If the Company imposes a transfer fee, transfers made pursuant to the Dollar Cost Averaging program will not be taken into account in determining any transfer fee.

CONTRACT  VALUE

The sum of the Owner's interest in the General Account and the Sub-Accounts of the Separate Account during the Accumulation Period.

ACCUMULATION  UNITS

Accumulation Units will be used to account for all amounts allocated to or withdrawn from the Sub-Accounts of the Separate Account as a result of Purchase Payments, withdrawals, transfers, or fees and charges. The Company will determine the number of Accumulation Units of a Sub-Account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the Sub-Account by the dollar value of one Accumulation Unit of the Sub-Account as of the end of the Valuation Period during which the request for the transaction is received at the Annuity Service Office.

ACCUMULATION  UNIT  VALUE

The Accumulation Unit Value for each Sub-Account was arbitrarily set initially at $10. The investment performance of the Trust as well as the deduction of the charges discussed in this Prospectus affect Accumulation Unit Values
(see below). Subsequent Accumulation Unit Values for each Sub-Account are determined by multiplying the Accumulation Unit Value for the immediately
preceding  Valuation    Period    by    the    Net   Investment Factor for the
Sub-Account
for the current period. The Net Investment Factor for each Sub-Account is determined by dividing A by B and subtracting C where:

A  is      (i)  the net asset value per share of the Investment Options or
                Portfolios of an Investment Option held by the Sub-Account for the current Valuation Period; plus

          (ii) any dividend per share declared on behalf of such Investment Option or Portfolio that has an ex-dividend date within the current Valuation Period; less

         (iii) the cumulative per share charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account.

B  is           the net asset value per share of the Investment Option or
                Portfolio of an Investment Option held by the Sub-Account for the immediately preceding Valuation Period, plus or minus the cumulative per share charge or credit for taxes reserved for the immediately preceding
                Valuation  Date.

C  is           the factor representing the cumulative per share unpaid
                charges for the Mortality and Expense Risk Charge, for the Administrative Charge and for the Enhanced Death
                Benefit  Charge,  if  any.

The Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

                                   TRANSFERS

TRANSFERS  PRIOR  TO  THE  ANNUITY  DATE

Subject to any limitations imposed by the Company on the number of transfers that can be made during the Accumulation Period, the Owner may transfer all or part of the Owner's Contract Value by Written Request without the imposition of any fee or charge if there have been no more than the number of free transfers (currently, unlimited). Currently, there are no restrictions on the number of transfers that can be made each Contract Year. However, if the Company does limit the number of transfers in the future, Owners are guaranteed 12 transfers without a transfer fee during the Accumulation Period. All transfers are subject to the following:

     1. Currently, the company does not impose a transfer fee. The Company reserves the right to charge a fee for transfers in the future which will not exceed the lesser of $25 or 2% of the amount transferred (which will be deducted
from  the  amount  which  is  transferred).   If  more than the number of free
transfers have been made in a Contract Year, the Company will deduct a transfer fee for each subsequent transfer permitted. The transfer fee will be deducted from the amount which is transferred. Currently, the Company does not impose a transfer fee. The Company reserves the right to charge a fee for transfers in the future which will not exceed the lesser of $25 or 2% of the amount transferred.

     2. The minimum amount which can be transferred is $250 (from (i) one or multiple Sub-Accounts or (ii) the General Account) or the Owner's entire interest in the Sub-Account or the General Account, if less. The minimum amount which must remain in a Sub-Account after a transfer is $500 per Sub-Account, or $0 if the entire amount in the Sub-Account is transferred. The minimum amount which must remain in the General Account after a transfer is $500, or $0 if the entire amount in the General Account is transferred.

     3. The maximum amount which can be transferred from the General Account to the Separate Account is 20% of the Owner's Contract Value in the General Account as of the last Contract Anniversary. However, if the Sweep Account Option has been elected, any funds transferred pursuant to that program will not be included in this limitation (See "Sweep Account Program" below).

     4. Transfers from any Sub-Account to the General Account may not be made for the six-month period following any transfer from the General Account into one or more of the Sub-Accounts.
     5. The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above.

Owners can elect to make transfers by telephone. To do so, Owners must complete a Written Request. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost or expense incurred by the Owner for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

If there are Joint Owners, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Owners.

Neither the Separate Account nor the Trust is designed for professional market timing organizations or other entities using programmed and frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio. The Company reserves the right to restrict the transfer privilege or reject any specific Purchase Payment allocation request for any person whose transactions seem to follow a timing pattern. Although not contractually obligated to do so, the Company may, in its sole discretion, provide prior or contemporaneous notice of restrictions on the transfer privilege to Owners.

TRANSFERS  DURING  THE  ANNUITY  PERIOD

During the Annuity Period, the Owner may make transfers, by Written Request, as follows:

     1. The Owner may make transfers of Contract Values between Sub-Accounts, subject to any limitations imposed by the Company on the number of transfers that can be made during the Annuity Period. Currently, there are no restrictions on the number of transfers that can be made. However, if the Company does limit the number of transfers in the future, Owners are guaranteed six (6) transfers free of any transfer fee during the Annuity Period. Currently, the Company does not impose a transfer fee. The Company reserves the right to charge a fee for transfers in the future which will not exceed the lesser of $25 or 2% of the amount transferred (which will be deducted from the amount which is transferred).

     2. The Owner may, once each Contract Year, make a transfer from one or more Sub-Accounts to the General Account. The Owner may not make a transfer from the General Account to the Separate Account.

     3. Transfers between Sub-Accounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units.

      The amount transferred to the General Account from a Sub-Account will be based on the annuity reserves for the Owner in that Sub-Account. Transfers to the General Account will be made by converting the Annuity Units being transferred to purchase fixed Annuity Payments under the Annuity Option in effect and based on the Age of the Annuitant at the time of the transfer.

     4. The minimum amount which can be transferred is $250 from one or multiple Sub-Accounts, or the Owner's entire interest in the Sub-Account, if less. The minimum amount which must remain in a Sub-Account after a transfer is $500 per Sub-Account, or $0 if the entire amount in the Sub-Account is transferred.

     5. The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above.

Owners can elect to make transfers by telephone. To do so, Owners must complete a Written Request. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost or expense incurred by the Owner for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

If there are Joint Owners, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Owners.

SWEEP  ACCOUNT  PROGRAM

During the Accumulation Period, an Owner may elect to participate in the Sweep Account Program which permits the Owner to transfer ("sweep") the income from the General Account to the Sub-Accounts, on a quarterly basis, as long as the General Account balance is at least $25,000. The transfer will be made on quarterly anniversaries of the Issue Date of the Contract unless the Owner specifies a different date.

                           ASSET ALLOCATION PROGRAMS

ASSET  ALLOCATION  -  PORTFOLIO  REBALANCING

From  time  to time the Company may make available a program (Asset Allocation
- -Portfolio Rebalancing) which provides for periodic pre-authorized automatic transfers among the Sub-Accounts pursuant to written allocation instructions from the Owner. Such transfers are made to maintain a particular percentage allocation among the Portfolios as selected by the Owner. The minimum allocation is 10% per selection.

An   Owner  may  select  that  rebalancing  occur  on  a  monthly,  quarterly, semi-annual or annual basis and currently all Portfolios are available investment options under the Program. The General Account is not an available investment option under the Program.

ASSET  ALLOCATION  -  FINANCIAL  INTERMEDIARIES

In addition, the Company may make available another Asset Allocation program whereby certain financial intermediaries will make their services available to Owners to provide advice for the selection of the Sub-Accounts and the General Account under the Contracts. The Company has recognized the value to Owners of having available on a continuous basis advice for the selection of the Sub-Accounts and the General Account. An Owner participating in such a program authorizes the financial intermediary to make transfers of his or her Contract Values among the Sub-Accounts and/or the General Account. The Company has not, and will not, make any independent investigation of such financial intermediaries, their services or the costs, if any, for such services. The financial intermediaries will be required to comply with the Company's administrative systems and rules, including the prohibition against market timers. A Written Request will be required to participate in such Asset Allocation programs.

An Owner may enter into an advisory agreement with such financial intermediaries. If such an agreement is entered into, an Owner will need to complete certain administrative forms. Compensation, if any, for the services of the financial intermediaries is a matter between the intermediaries and the Owners.

THE  SELECTION  OF  FINANCIAL  INTERMEDIARIES  OR OTHER ADVISERS IS SOLELY THE
RESPONSIBILITY OF THE OWNER. ANY COMPENSATION DUE ANY FINANCIAL INTERMEDIARY OR OTHER ADVISER AS A RESULT OF INVESTMENT ADVICE HE OR SHE MAY HAVE RENDERED AN OWNER IN CONNECTION WITH THE CONTRACTS IS SOLELY THE OWNER'S RESPONSIBILITY. THE COMPANY HAS NOT MADE ANY INDEPENDENT INVESTIGATION OF THE FINANCIAL INTERMEDIARIES OFFERING ANY ASSET ALLOCATION PROGRAMS OR OF THE PROGRAMS THEY OFFER. THE COMPANY DOES NOT ENDORSE THE FINANCIAL INTERMEDIARIES OFFERING "ASSET ALLOCATION PROGRAMS."

The above Asset Allocation programs are only available during the Accumulation Period. Currently, there is no minimum Contract Value required for participants in such a program. However, the Company reserves the right to require a minimum Contract Value for Asset Allocation programs. The Company does not currently charge for enrollment in the programs but reserves the right to do so. Owners can terminate their participation in any program by Written Request. If the Company imposes a transfer fee, transfers made pursuant to an Asset Allocation program will not be taken into account in determining any transfer fee. The Company reserves the right to modify, suspend or terminate either of the Asset Allocation programs at any time.

                                  WITHDRAWALS

During the Accumulation Period, the Owner may, upon a Written Request, make a total or partial withdrawal of the Contract Withdrawal Value. The Contract Withdrawal Value is:

     1. The Contract Value as of the end of the Valuation Period during which a Written Request for a withdrawal is received; less

     2.    Any  applicable  taxes  not  previously  deducted;  less

     3.    Any  applicable  Contingent  Deferred  Sales  Charge;  less

     4.    The  Contract  Maintenance  Charge,  if  any.

A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-Account or a reduction in the Owner's General Account Contract Value in the ratio that the Owner's interest in the Sub-Account and/or General Account bears to the total Contract Value. The Owner must specify by Written Request in advance which Sub-Account Units are to be canceled if other than the above method is desired.

The Company will pay the amount of any withdrawal from the Separate Account within seven (7) days of receipt of a request in good order unless the Suspension or Deferral of Payments provision is in effect.

Each partial withdrawal must be for at least $500. The minimum Contract Value which must remain in the Contract after a partial withdrawal is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SYSTEMATIC  WITHDRAWAL  OPTION

The Company permits a systematic withdrawal option which enables an Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. The total permitted systematic withdrawal in a Contract Year is limited to not more than 10% of the Contract Value as of the immediately preceding Contract Anniversary or, if during the first Contract Year, the Issue Date. The Systematic Withdrawal Option can be exercised at any time including during the first Contract Year. The exercise of the systematic withdrawal option in any Contract Year replaces the 10% Free Withdrawal Amount which is allowable once per Contract Year after the first Contract Anniversary without incurring a Contingent Deferred Sales Charge.

Systematic withdrawal is not available for Non-Qualified Contracts where the Owner is under age 59 1/2. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Tax Status - Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax Treatment of Withdrawals -- Non-Qualified Contracts.") Owners entering into such a program instruct the Company to withdraw an amount specified as a percentage of Contract Value, or in dollars on a monthly, quarterly or semi-annual basis. The minimum withdrawal amount is $100 per payment. The standard date of the month for withdrawals is the date the Owner's request for enrollment in the program is received and processed by the Company, and subsequent monthly (or the payment schedule selected) anniversaries of that date. The Owner may specify a different future date.

TEXAS  OPTIONAL  RETIREMENT  PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows: (A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education upon its request and (B) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION  OR  DEFERRAL  OF  PAYMENTS

The Company reserves the right to suspend or postpone payments for a withdrawal or transfer for any period when:

     1. The New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.    Trading  on  the  New  York  Stock  Exchange  is  restricted;

     3. An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     4. During any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the General Account for the period permitted by law but not for more than six months after written election is received by the Company.

                           PROCEEDS PAYABLE ON DEATH

DEATH  OF  OWNER  DURING  THE  ACCUMULATION  PERIOD

Upon the death of the Owner or Joint Owner during the Accumulation Period, the death benefit will be paid to the Beneficiary(ies) designated by the Owner. Upon the death of a Joint Owner, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

A Beneficiary may request that the death benefit be paid under one of the Death Benefit Options below. If the Beneficiary is the spouse of the Owner, he or she may elect to continue the Contract at the then current Contract Value in his or her own name and exercise all the Owner's rights under the Contract.

DEATH  BENEFIT  AMOUNT  DURING  THE  ACCUMULATION  PERIOD

For a death occurring prior to the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the greater of:

     1. The Purchase Payments, less any withdrawals including any previously deducted Contingent Deferred Sales Charge; or
     2. The Contract Value determined as of the end of the Valuation Period during which the Company receives at its Annuity Service Office both due proof of death and an election of the payment method; or

     3. The highest Step-up Value prior to the date of death. The Step-up Value is equal to the Contract Value on each seventh Contract Anniversary, plus any Purchase Payments made after such Contract Anniversary, less any withdrawals and Contingent Deferred Sales Charge deducted after such Contract Anniversary.

For a death occurring on or after the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the Contract Value determined as of the end of the Valuation Period during which the Company receives at its Annuity Service Office both due proof of death and an election of the payment method.

ENHANCED  DEATH  BENEFIT  AMOUNT  DURING  THE  ACCUMULATION  PERIOD

If the Owner selects the Enhanced Death Benefit, for a death occurring prior to the 75th birthday of the Owner, or the oldest Joint Owner, the death benefit will be the greater of:

     1. The Purchase Payments, less any withdrawals and previously deducted Contingent Deferred Sales Charge; or

     2. The Contract Value determined as of the end of the Valuation Period during which the Company receives at its Annuity Service Office both due proof of death and an election of the payment method; or

     3. The highest Step-up Value prior to the date of death. The Step-up Value is equal to the Contract Value on each seventh Contract Anniversary, plus any Purchase Payments made after such Contract Anniversary, less any withdrawals and Contingent Deferred Sales Charge deducted after such Contract Anniversary.

     4. The total amount of Purchase Payments compounded up to the date of death at 3% interest, minus the total withdrawals and previously deducted Contingent Deferred Sales Charges compounded up to the date of death at 3% interest, not to exceed 200% of Purchase Payments, less withdrawals and previously deducted Contingent Deferred Sales Charges.

For a death occurring on or after the 75th birthday and before the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the greater of 1, 2 or 3 above.

For death occurring on or after the 80th birthday of the Owner, or the oldest Joint Owner, the death benefit during the Accumulation Period will be the Contract Value determined as of the Valuation Period during which the Company receives at its Annuity Service Office both due proof of death and an election of the payment method.

Owners should refer to their Contract for the applicable Death Benefit provision.

DEATH  BENEFIT  OPTIONS  DURING  THE  ACCUMULATION  PERIOD

A non-spousal Beneficiary must elect the death benefit to be paid under one of the following options in the event of the death of the Owner during the Accumulation Period:

     OPTION  1  --    lump  sum  payment  of  the  death  benefit;  or

     OPTION 2 --  payment of the entire death benefit within five (5) years of
the  date  of  the  death  of  the  Owner;    or

     OPTION 3 -- payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one year of the date of death of the Owner or any Joint Owner.

Any portion of the death benefit not applied under Option 3 within one year of the date of the Owner's death, must be distributed within five years of the date of death.

A spousal Beneficiary may elect to continue the Contract in his or her own name at the then current Contract Value, elect a lump sum payment of the death benefit or apply the death benefit to an Annuity Option.

If a lump sum payment is requested, the amount will be paid within seven (7) days of receipt of proof of death and the election, unless the Suspension or Deferral of Payments provision is in effect.

Payment to the Beneficiary, other than in a lump sum, may only be elected during the 60-day period beginning with the date of receipt of proof of death.

DEATH  OF  OWNER  DURING  THE  ANNUITY  PERIOD

If the Owner or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at such Owner's death. Upon the death of the Owner during the Annuity Period, the Beneficiary becomes the Owner.

DEATH  OF  ANNUITANT

Upon the death of the Annuitant, who is not the Owner, during the Accumulation Period, the Owner may designate a new Annuitant, subject to the Company's underwriting rules then in effect. If no designation is made within 30 days of the death of the Annuitant, the Owner will become the Annuitant. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as specified in the Annuity Option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

PAYMENT  OF  DEATH  BENEFIT

The Company will require due proof of death before any death benefit is paid. Due proof of death will be:

     1.    a  certified  death  certificate;

     2. a certified decree of a court of competent jurisdiction as to the finding of death; or

     3.    any  other  proof  satisfactory  to  the  Company.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

BENEFICIARY

The Beneficiary designation in effect on the Issue Date will remain in effect until changed. The Beneficiary is entitled to receive the benefits to be paid at the death of the Owner. Unless the Owner provides otherwise, the death benefit will be paid in equal shares to the survivor(s) as follows:

     1. to the Primary Beneficiary(ies) who survive the Owner's and/or the Annuitant's death, as applicable; or if there are none,

     2. to the Contingent Beneficiary(ies) who survive the Owner's and/or the Annuitant's death, as applicable; or if there are none,

     3.    to  the  estate  of  the  Owner.

CHANGE  OF  BENEFICIARY

Subject to the rights of any irrevocable Beneficiary(ies), the Owner may change the Primary Beneficiary(ies) or Contingent Beneficiary(ies). Any change must be made by Written Request. The change will take effect as of the date the Written Request is signed. The Company will not be liable for any payment made or action taken before it records the change.
                              ANNUITY PROVISIONS

GENERAL

On the Annuity Date, the Adjusted Contract Value will be applied under the Annuity Option selected by the Owner. Annuity Payments may be made on a fixed or variable basis or both.

ANNUITY  DATE

The Annuity Date is selected by the Owner on the Issue Date. The Annuity Date must be the first day of a calendar month and must be at least five years after the Issue Date. The Annuity Date may not be later than that required under state law.

Prior to the Annuity Date, the Owner, subject to the above, may change the Annuity Date by Written Request. Any change must be requested at least fifteen
(15)  days  prior  to  the  new  Annuity  Date.

SELECTION  OR  CHANGE  OF  AN  ANNUITY  OPTION

An Annuity Option is selected by the Owner at the time the Contract is issued. If no Annuity Option is selected, Option B with 120 months guaranteed will automatically be applied. Prior to the Annuity Date, the Owner can change the Annuity Option selected by Written Request. Any change must be requested at least fifteen (15) days prior to the Annuity Date.

FREQUENCY  AND  AMOUNT  OF  ANNUITY  PAYMENTS

Annuity Payments are paid in monthly, quarterly, semi-annual or annual installments. The Adjusted Contract Value is applied to the Annuity Table for the Annuity Options selected. If the Adjusted Contract Value to be applied under an Annuity Option is less than $2,000, the Company reserves the right to make a lump sum payment in lieu of Annuity Payments. If the Annuity Payment would be or become less than $200 where only a Fixed Annuity Payment or a Variable Annuity is selected, or if the Annuity Payment would be or become less than $100 on each basis when a combination of Fixed and Variable Annuities is selected, the Company will reduce the frequency of payments to an interval which will result in each payment being at least $200, or $100 on each basis if a combination of Fixed and Variable Annuities is selected.

ANNUITY

If the Owner selects a Fixed Annuity, the Adjusted Contract Value is allocated to the General Account and the Annuity is paid as a Fixed Annuity. If the Owner selects a Variable Annuity, the Adjusted Contract Value will be allocated to the Sub-Account(s) of the Separate Account in accordance with the selection made by the Owner, and the Annuity will be paid as a Variable Annuity. The Owner can also select a combination of a Fixed and Variable Annuity and the Adjusted Contract Value will be allocated accordingly. Unless the Owner specifies otherwise, the payee of the Annuity Payments shall be the Annuitant and any Joint Annuitant.

The Adjusted Contract Value will be applied to the applicable Annuity Table contained in the Contract based upon the Annuity Option selected by the Owner.

FIXED  ANNUITY

The Owner may elect to have the Adjusted Contract Value applied to provide a Fixed Annuity. The dollar amount of each Fixed Annuity payment will be determined in accordance with Annuity Tables contained in the Contract which are based on the minimum guaranteed interest rate of 3% per year. After the initial Fixed Annuity payment, the payments will not change regardless of investment, mortality or expense experience.

VARIABLE  ANNUITY

Variable Annuity payments reflect the investment performance of the Separate Account in accordance with the allocation of the Adjusted Contract Value to the Sub-Accounts during the Annuity Period. Variable Annuity payments are not guaranteed as to dollar amount. See the Statement of Additional Information regarding how annuity payments are calculated.

ANNUITY  OPTIONS

The following Annuity Options or any other Annuity Option acceptable to the Company may be selected:

     OPTION A (LIFE ANNUITY): Monthly Annuity Payments during the life of the Annuitant.

     OPTION B (LIFE ANNUITY WITH PERIODS CERTAIN OF 60, 120, 180 OR 240 MONTHS): Monthly Annuity Payments during the lifetime of the Annuitant and in any event for sixty (60), one hundred twenty (120), one hundred eighty (180) or two hundred forty (240) months certain as selected.

     OPTION C (JOINT AND SURVIVOR ANNUITY): Monthly Annuity Payments payable during the joint lifetime of the Annuitant and a Joint Annuitant and then during the lifetime of the survivor at the percentage (100%, 75%, 66 2/3% or 50%) selected.

Annuity Options A, B, and C are available on a Fixed Annuity basis, a Variable Annuity basis or a combination of both. Election of a Fixed Annuity or a Variable Annuity must be made no later than fifteen (15) days prior to the Annuity Date. If no election is made with respect to whether the Annuity Option will be on a Fixed Annuity basis, Variable Annuity basis or a combination of both, the Annuity Option will be paid to reflect the allocation of the Contract Value on the Annuity Date between the Separate Account and the General Account, if any.

                                  DISTRIBUTOR

WNL Brokerage Services, Inc. ("WNL Brokerage"), 5555 San Felipe, Suite 900, Houston, Texas 77056 is the distributor and underwriter of the Contracts. WNL Brokerage is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. WNL Brokerage and the Company are owned by the same corporation.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 7% of Purchase Payments, for promotional or distribution expenses associated with the marketing of the Contracts.

                        ADMINISTRATION OF THE CONTRACTS

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Financial Administrative Services, Inc. ("FAS") pursuant to an Insurance Service Agreement. Such administrative services include issuance of the Contracts and maintenance of Owners' records. The Company pays all fees and charges of FAS. FAS serves as the administrator to various insurance companies. The Company's ability to administer the Contracts could be adversely affected should FAS elect to terminate the Agreement.

                            PERFORMANCE INFORMATION

MONEY  MARKET  SUB-ACCOUNT

From time to time, the Company may advertise the "yield" and "effective yield" of the Global Advisors Money Market Sub-Account ("Money Market Sub-Account") of the Separate Account. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Value in the Money Market Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Value is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge.

OTHER  SUB-ACCOUNTS

From time to time, the Company may advertise performance data for the various other Sub-Accounts under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge under the Contracts.

Any advertisement will also include average annual total return figures calculated as described in the Statement of Additional Information. The total return figures will reflect the deduction of all charges and deductions under the Contracts and the fees and expenses of the Portfolios. The Company may also advertise performance information computed on a different basis.

The Company may make available yield information with respect to some of the Sub-Accounts. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of all charges and deductions under the Contracts and the fees and expenses of the Portfolios.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Sub-Accounts against established market indexes such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the underlying Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of 30 blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

In addition, the Company may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indexes, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indexes measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the rankings might have been lower.

Morningstar rates a variable annuity Sub-Account against its peers with similar investment objectives. Morningstar does not rate any Sub-Account that has less than three years of performance data. The Morningstar rankings may or may not reflect the deduction of charges. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the rankings might have been lower.

                                  TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT
SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For  annuity  payments,  a  portion  of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a Fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a Variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the Adviser for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE  CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or distributions for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants under such plans should consult their own tax counsel or other tax advisor regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  --  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts," below.)

QUALIFIED  PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts," below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A.    H.R.  10  PLANS

Section  401  of  the  Code  permits  self-employed  individuals  to establish
Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals
-  --    Qualified  Contracts" below.) Purchasers of Contracts for use with an
H.R.
10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.    TAX-SHELTERED  ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.    INDIVIDUAL  RETIREMENT  ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as an IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D.    CORPORATE  PENSION  AND  PROFIT  SHARING  PLANS

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  --  QUALIFIED  CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and (g) distributions from an Individual Retirement annuity for the purchase of medical insurance (as described in Section 213(d)(l)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been reemployed for at least 60 days. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2 and in some cases the later of age 70 1/2 or the date of retirement.
Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED  ANNUITIES  --  WITHDRAWAL  LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SECTION  457  -  DEFERRED  COMPENSATION  PLANS

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans for the benefit of their employees which may invest in annuity contracts. The Code, as in the case of qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these Plans, contributions made for the benefit of the employees will not be includible in the employee's gross income until distributed from the Plan. Under a Section 457 Plan, all the Plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to the participant or beneficiary. However, for Plans established after August 20, 1996, it is required that Plan assets must be held in trust for the benefit of plan participants and are not subject to the claims of the general creditors of the employer. Furthermore, this requirement must be met for all plans no later than January 1, 1999.

                             FINANCIAL STATEMENTS

Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                               LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party.

         TABLE  OF  CONTENTS  OF  THE  STATEMENT  OF  ADDITIONAL  INFORMATION

                                    PAGE

Company

Experts

Legal  Opinions

Distributor

Yield  Calculation  for  the  Global  Advisors  Money  Market  Sub-Account

Performance  Information

Annuity  Provisions

Financial  Statements


                                  PART  B


                   STATEMENT  OF  ADDITIONAL  INFORMATION

      INDIVIDUAL  FIXED  AND  VARIABLE  DEFERRED  ANNUITY  CONTRACTS
                      WITH  FLEXIBLE  PURCHASE  PAYMENTS

                                 issued  by

                         WNL  SEPARATE  ACCOUNT  A

                                    AND

                  WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1997, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WITH FLEXIBLE PURCHASE PAYMENTS WHICH ARE REFERRED TO HEREIN.

THE   PROSPECTUS  CONCISELY SETS FORTH INFORMATION FOR A PROSPECTIVE INVESTOR.
FOR  A  COPY  OF  THE  PROSPECTUS CALL (800) 910-4455 OR WRITE THE COMPANY AT:
1290  Silas  Deane  Highway,  Wethersfield,  CT    06109-4303.

   THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  IS  DATED  MAY  1,  1997.


                              TABLE  OF  CONTENTS

                                                                   PAGE

Company

Experts

Legal  Opinions

Distributor

Yield  Calculation  For  The  Global  Advisors  Money  Market
      Sub-Account

Performance  Information

Annuity  Provisions

Financial  Statements


                                    COMPANY

Information regarding Western National Life Insurance Company (the "Company") and its ownership is contained in the Prospectus.

The Company contributed the initial capital to the Separate Account. As of December 31, 1996, the initial capital contributed by the Company represented approximately 61% of the total assets of the Separate Account. The Company currently intends to remove these assets from the Separate Account on a pro rata basis in proportion to money invested in the Separate Account by Owners.

                                    EXPERTS

The balance sheet of the Company as of December 31, 1996 and 1995, and the related statements of operations, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1996, and the statement of assets and liabilities of the Separate Account as of December 31, 1996, and
the    related
statement of operations for the year ended December 31, 1996, and the statement of changes in net assets for the year ended December 31, 1996, and the period from October 10, 1995 (commencement of operations) through December 31, 1995, all of which are included in the Statement of Additional Information, have been included herein in reliance on the reports
of    Coopers  &  Lybrand,  L.L.P.,  independent  accountants,  given  on the  authority  of  that  firm  as  experts  in  accounting  and  auditing.

                                LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                                  DISTRIBUTOR

WNL Brokerage Services, Inc. ("WNL Brokerage") acts as the distributor. WNL Brokerage is an affiliate of the Company. The offering is on a continuous basis.

      YIELD  CALCULATION  FOR  THE  GLOBAL  ADVISORS  MONEY MARKET SUB-ACCOUNT

The Global Advisors Money Market Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. For the seven calendar days ending December 31, 1996, the annualized effective yield for the Global Advisors Money Market Sub-Account was 3.66% and the yield was 3.60%.

The current yield of the Global Advisors Money Market Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). The calculation does not take into account any applicable Enhanced Death Benefit Charge.

For the seven calendar days ended December 31, 1996, the annualized effective yield and yield for the Global Advisors Money Market Sub-Account calculated with the applicable Enhanced Death Benefit charge was 3.50% and 3.45%, respectively.

The Global Advisors Money Market Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Global Advisors Money Market Sub-Account assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Global Advisors Money Market Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Global Advisors Money Market Sub-Account and changes in the interest rates on such investments, but also on changes in the Global Advisors Money Market Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Global Advisors Money Market Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Global Advisors Money Market Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                            PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include two sets of total return figures for the time periods indicated in the advertisement. One set of such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charge. The other set of such total return figures will reflect the same deductions mentioned plus the deduction of a .15% Enhanced Death Benefit Charge.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods
described.    The  formula  used  in  these  calculations  is:

                     n
                 P(1  +  T)      =    ERV


  P      = a  hypothetical  initial  payment  of  $1,000
  T      = average  annual  total  return
  n      = number  of  years
ERV      = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Global Advisors Money Market Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

Where:
 a            =    Net investment income earned during the period by the Trust attributable  to  shares  owned  by  the  Sub-Account.

 b            =    Expenses accrued for the period (net of reimbursements).

 c            =    The average daily number of Accumulation Units outstanding during  the  period.

 d            =    The maximum offering price per Accumulation Unit on the
                   last  day  of  the  period.

The Company may also advertise performance data which will be computed on a different basis.

Investment operations for the Sub-Accounts which invest in Portfolios of the WNL Series Trust depicted in the chart below commenced on the following dates:


     PORTFOLIO                              INCEPTION  DATE
     ---------                               --------------
BEA Growth and Income Portfolio               10/20/95
BlackRock Managed Bond Portfolio              01/02/96
Credit Suisse International Equity Portfolio  10/20/95
EliteValue Asset Allocation Portfolio         01/02/96
Global Advisors Growth Equity Portfolio       10/20/95
Global Advisors Money Market Portfolio        10/10/95
Salomon Brothers U.S. Government Securities
  Portfolio                                   02/06/96
Van Kampen American Capital Emerging Growth
  Portfolio                                   01/02/96


Chart 1 below shows performance figures which reflect the deduction of all charges and deductions (except the Enhanced Death Benefit Charge) under the Contracts (see "Charges and Deductions" in the prospectus) and also reflect the actual fees and expenses paid by the underlying Portfolios. Chart 2 below is identical to Chart 1 except that it also reflects the deduction of the Enhanced Death Benefit Charge where applicable.

     AVERAGE  TOTAL  RETURN  FOR  THE  PERIOD  ENDED  DECEMBER  31,  1996


CHART 1
-------

SUB-ACCOUNTS                              ONE YEAR    FROM INCEPTION
------------                             ----------   --------------
BEA Growth and Income Portfolio                7.21%           10.81%
BlackRock Managed Bond Portfolio         N/A                   (2.84)
Credit Suisse International Equity
  Portfolio                                    9.89            10.63
EliteValue Asset Allocation Portfolio    N/A                   20.10
Global Advisors Growth Equity Portfolio       14.76            14.34
Global Advisors Money Market Portfolio        (1.41)           (1.41)
Salomon Brothers U.S. Government
  Securities Portfolio                   N/A                   (3.06)
Van Kampen American Capital Emerging
  Growth Portfolio                       N/A                   12.76




CHART 2
-------
SUB-ACCOUNTS                             ONE YEAR   FROM INCEPTION
------------                             --------   --------------
BEA Growth and Income Portfolio              7.06%           10.66%
BlackRock Managed Bond Portfolio         N/A                 (2.99)
Credit Suisse International Equity
  Portfolio                                  9.74            10.48
EliteValue Asset Allocation Portfolio    N/A                 19.95
Global Advisors Growth Equity Portfolio     14.61            14.19
Global Advisors Money Market Portfolio      (1.56)           (1.56)
Salomon Brothers U.S. Government
  Securities Portfolio                   N/A                 (3.20)
Van Kampen American Capital Emerging
  Growth Portfolio                       N/A                 12.61


Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS
A Variable Annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Accounts of the Separate Account. Annuity Payments also depend upon the Age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

     1. The dollar amount of the first Variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units remains fixed during the Annuity Period.

     2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit Value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Contract Maintenance Charge.

The dollar amount of the first Variable Annuity payment is determined in accordance with the description above. The dollar amount of Variable Annuity payments for each applicable Sub-Account after the first Variable Annuity payment is determined as follows:

     1. The dollar amount of the first Variable Annuity payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units for each applicable Sub-Account remains fixed during the Annuity Period;

     2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each Variable Annuity payment is the sum of all Sub-Account Variable Annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

ANNUITY  UNIT

The value of any Annuity Unit for each Sub-Account of the Separate Account was set initially at $10.

The Sub-Account Annuity Unit value at the end of any subsequent Valuation Period is determined as follows:

     1.        The   Net Investment Factor for the current Valuation Period is
multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding Valuation Period.

     2. The result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Assumed Investment Rate for the number of days since the preceding Valuation Date. The Assumed Investment Rate is equal on an annual rate to 3%.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

                             FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY
                            WNL SEPARATE ACCOUNT A
                             FINANCIAL STATEMENTS
                    WITH REPORT OF INDEPENDENT ACCOUNTANTS
                     FOR THE YEAR ENDED DECEMBER 31, 1996
         AND THE PERIOD OCTOBER 10, 1995 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1995

REPORT  OF  INDEPENDENT  ACCOUNTANTS


To  the  Contract  Owners  of  WNL  Separate
Account  A  and  Board  of  Directors  of
Western  National  Life  Insurance  Company:

We  have  audited  the accompanying statement of assets and liabilities of WNL
Separate Account A as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for the year ended December 31, 1996, and the period October 10, 1995 (commencement of operations) through December 31, 1995. These financial
statements  are  the  responsibility  of  the  Company's  management.    Our
responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with WNL Series Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of WNL Separate Account A as of December 31, 1996, and the results of its operations for the year then ended, and the changes in its net assets for the year ended December 31, 1996, and the period October 10, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles.


                         /s/  COOPERS  &  LYBRAND  L.L.P.
                         --------------------------------
                              COOPERS  &  LYBRAND  L.L.P.


Houston,  Texas
February  20,  1997

WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
WNL  SEPARATE  ACCOUNT  A
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1996


             GLOBAL  ADVISORS    GLOBAL ADVISORS   BEA GROWTH    CREDIT SUISSE
              MONEY  MARKET       GROWTH EQUITY    AND INCOME    INTERNATIONAL
                 PORTFOLIO        PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO
             ---------------   ---------------   ----------   ----------------
ASSETS

Investments:

  Net asset value
    per share          $     1.00  $    11.85  $    11.04  $    10.67
                       ==========  ==========  ==========  ==========
  Number of shares      1,291,024     288,620     284,882     255,681
                       ==========  ==========  ==========  ==========
  Identified cost      $1,291,024  $3,013,782  $2,934,285  $2,611,792
                       ==========  ==========  ==========  ==========
  Market value         $1,291,024  $3,420,466  $3,145,099  $2,726,982
                       ----------  ----------  ----------  ----------
Net assets             $1,291,024  $3,420,466  $3,145,099  $2,726,982
                       ==========  ==========  ==========  ==========
Net assets
 attributable to:

  Contract owners      $1,184,456  $  906,522  $  719,168  $  305,608

  Western National
  Life Insurance
  Company (Note 7)        106,568   2,513,944   2,425,931   2,421,374
                       ----------  ----------  ----------  ----------
-                      $1,291,024  $3,420,466  $3,145,099  $2,726,982
                       ==========  ==========  ==========  ==========
Accumulation units
 of contract owners:

  Standard benefit
    units               109,837.9    68,154.9    48,634.3    17,186.2

  Enhanced benefit
    units                 3,403.7     5,232.7    11,709.8     8,510.2

Accumulation value
 per unit:

  Standard benefit
    units              $   10.460  $   12.354  $   11.922  $   11.900

  Enhanced benefit
    units                  10.441      12.331      11.900      11.878



The  accompanying  notes  are  an  integral  part of the financial statements.

WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
WNL  SEPARATE  ACCOUNT  A
STATEMENT  OF  ASSETS  AND  LIABILITIES
DECEMBER  31,  1996



                  VAN  KAMPEN
                AMERICAN  CAPITAL    BLACKROCK   SALOMON BROTHERS      ELITEVALUE
                 EMERGING  GROWTH   MANAGED BOND U.S.GOVERNMENT     ASSET ALLOCATION
                     PORTFOLIO       PORTFOLIO  SECURITIES PORTFOLIO    PORTFOLIO
                  ---------------   ------------ -------------------- ----------------
ASSETS

Investments:

  Net asset value
    per share          $    11.54  $     9.78  $     9.79  $    12.32
                       ==========  ==========  ==========  ==========
  Number of shares        163,082     345,168     239,683     187,301
                       ==========  ==========  ==========  ==========
  Identified cost      $1,881,215  $3,438,965  $2,387,738  $2,000,144
                       ==========  ==========  ==========  ==========
  Market value         $1,881,837  $3,376,118  $2,346,717  $2,307,038
                       ----------  ----------  ----------  ----------
NET ASSETS             $1,881,837  $3,376,118  $2,346,717  $2,307,038
                       ==========  ==========  ==========  ==========
Net assets
 attributable to:

  Contract owners      $1,286,566  $  263,271  $  278,697  $1,040,024

  Western National
  Life Insurance
  Company (Note 7)        595,271   3,112,847   2,068,020   1,267,014
                       ----------  ----------  ----------  ----------
                       $1,881,837  $3,376,118  $2,346,717  $2,307,038
                       ==========  ==========  ==========  ==========
Accumulation units
 of contract owners:

  Standard benefit
    units               107,870.9    14,436.2    15,638.1    69,575.7

  Enhanced benefit
    units                 2,072.6    11,399.4    11,806.1    13,965.2

Accumulation value
 per unit:

  Standard benefit
    units              $   11.702  $   10.198  $   10.163  $   12.453

  Enhanced benefit
    units                  11.681      10.180      10.144      12.430



The  accompanying  notes  are  an  integral  part of the financial statements.

WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
WNL  SEPARATE  ACCOUNT  A
STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  1996



             GLOBAL  ADVISORS    GLOBAL ADVISORS   BEA GROWTH    CREDIT SUISSE
              MONEY  MARKET       GROWTH EQUITY    AND INCOME    INTERNATIONAL
                 PORTFOLIO        PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO
             ---------------   ---------------   ----------   ----------------
INVESTMENT INCOME

Income:

  Dividends                    $ 37,566  $ 47,555  $120,147  $ 87,920

Expenses:

  Mortality and
   expense risk and
   administrative fees            9,039     5,211     5,145     2,464
                               --------  --------  --------  --------
    Net investment
     income (loss)               28,527    42,344   115,002    85,456

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

  Net realized gain
   (loss) on sale of
   Trust shares                   2,446       649     3,291

  Net unrealized gain
   (loss) on investments        345,342   118,099    48,275

  Capital gain distributions
   from the Trust               123,806   102,803   223,678
                               --------  --------  --------
    Net realized and
     unrealized gain
     (loss) on
     investments                471,594   221,551   275,244
                               --------  --------  --------
    Increase in net
     assets resulting
     from operations           $ 28,527  $513,938  $336,553  $360,700
                               ========  ========  ========  ========


The  accompanying  notes  are  an  integral  part of the financial statements.

WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
WNL  SEPARATE  ACCOUNT  A
STATEMENT  OF  OPERATIONS
FOR  THE  YEAR  ENDED  DECEMBER  31,  1996




                   VAN  KAMPEN
                 AMERICAN  CAPITAL      BLACKROCK    SALOMON BROTHERS      ELITEVALUE
                 EMERGING  GROWTH  MANAGED BOND   U.S.GOVERNMENT     ASSET ALLOCATION
                   PORTFOLIO             PORTFOLIO  SECURITIES PORTFOLIO    PORTFOLIO
                 ---------------   ------------ -------------------- ----------------
INVESTMENT INCOME

Income:

  Dividends                    $  5,070   $189,281   $121,541   $ 26,046

Expenses:

  Mortality and
   expense risk and
   administrative fees            9,843      2,200      2,349      5,528
                               ---------  ---------  ---------  --------
    Net investment
     income (loss)               (4,773)   187,081    119,192     20,518

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

  Net realized gain
   (loss) on sale of
   Trust shares                  83,267       (116)      (225)     2,490

  Net unrealized gain
   (loss) on investments            622    (62,846)   (41,021)   306,894

  Capital gain distributions
   from the Trust                49,696     28,615
                               ---------  ---------
    Net realized and
     unrealized gain
     (loss) on
     investments                133,585    (62,962)   (41,246)   337,999
                               ---------  ---------  ---------  --------
    Increase in net
     assets resulting
     from operations           $128,812   $124,119   $ 77,946   $358,517
                               =========  =========  =========  ========



The  accompanying  notes  are  an  integral  part of the financial statements.

WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
WNL  SEPARATE  ACCOUNT  A
STATEMENT  OF  CHANGES  IN  NET  ASSETS
FOR  THE  YEAR  ENDED  DECEMBER  31,  1996




             GLOBAL  ADVISORS    GLOBAL  ADVISORS   BEA GROWTH    CREDIT SUISSE
              MONEY  MARKET        GROWTH EQUITY    AND INCOME    INTERNATIONAL
                 PORTFOLIO         PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO
             ---------------    ---------------   ----------   ----------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:

  Net investment
   income (loss)            $    28,527   $   42,344   $  115,002   $   85,456

  Net realized gain
   (loss) on
   investments                    2,446          649        3,291

  Net unrealized
   gain (loss) on
   investments                  345,342      118,099       48,275

  Realized gain
   distributions
   reinvested                   123,806      102,803      223,678
                            ------------  -----------  -----------
     Increase in net
      assets from
      operations                 28,527      513,938      336,553      360,700

INCREASE (DECREASE) IN
 NET ASSETS FROM
 VARIABLE ANNUITY
 CONTRACT TRANSACTIONS:

  Contract purchase
   payments                   5,880,850       65,850       65,642       12,334

  Surrenders and
   withdrawals                   (3,961)      (2,169)      (3,500)      (9,327)

  Transfers to general
   accounts                    (483,232)

  Intra-portfolio
    transfers                (4,257,439)     770,208      610,085      280,251
                            ------------  -----------  -----------  -----------
    Increase in net
     assets from variable
     annuity contract
     transactions             1,136,218      833,889      672,227      283,258

CAPITAL CONTRIBUTION FROM
 WESTERN NATIONAL LIFE
 INSURANCE COMPANY
    Total increase
     in net assets            1,164,745    1,347,827    1,008,780      643,958

    Net assets at
     beginning of year          126,279    2,072,639    2,136,319    2,083,024
                            ------------  -----------  -----------  -----------
    Net assets at end
     of year                $ 1,291,024   $3,420,466   $3,145,099   $2,726,982
                            ============  ===========  ===========  ===========




The  accompanying  notes  are  an  integral  part of the financial statements.

WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
WNL  SEPARATE  ACCOUNT  A
STATEMENT  OF  CHANGES  IN  NET  ASSETS
FOR  THE  YEAR  ENDED  DECEMBER  31,  1996



                                               VAN  KAMPEN
                                             AMERICAN  CAPITAL      BLACKROCK      SALOMON  BROTHERS            ELITEVALUE
                                             EMERGING  GROWTH    MANAGED  BOND      U.S.GOVERNMENT          ASSET  ALLOCATION
                                               PORTFOLIO                PORTFOLIO    SECURITIES  PORTFOLIO        PORTFOLIO
                                             ---------------    ------------  --------------------  ----------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:

  Net investment
   income (loss)                                              $   (4,773)  $  187,081   $  119,192   $   20,518

  Net realized gain
   (loss) on
   investments                                                    83,267         (116)        (225)       2,490

  Net unrealized
   gain (loss) on
   investments                                                       622      (62,846)     (41,021)     306,894

  Realized gain
   distributions
   reinvested                                                     49,696       28,615
                                                              -----------  -----------
     Increase in net
      assets from
      operations                                                 128,812      124,119       77,946      358,517

INCREASE (DECREASE) IN
 NET ASSETS FROM
 VARIABLE ANNUITY
 CONTRACT TRANSACTIONS:

  Contract purchase
   payments                                                      122,596        1,882          400       31,419

  Surrenders and
   withdrawals                                                    (4,606)        (915)     (10,042)     (12,454)

  Transfers to general
   account

  Intra-portfolio
    transfers                                                  1,135,035      251,032      278,413      929,556
                                                              -----------  -----------  -----------  -----------
    Increase in net
     assets from variable
     annuity contract
     transactions                                              1,253,025      251,999      268,771      948,521

CAPITAL CONTRIBUTION FROM
 WESTERN NATIONAL LIFE
 INSURANCE COMPANY                                               500,000    3,000,000    2,000,000    1,000,000
                                                              -----------  -----------  -----------  -----------
    Total increase
     in net assets      1,881,837      3,376,118  2,346,717    2,307,038

    Net assets at
     beginning of year
    Net assets at end
     of year                                                  $1,881,837   $3,376,118   $2,346,717   $2,307,038
                                                              ===========  ===========  ===========  ===========



The  accompanying  notes  are  an  integral  part of the financial statements.

WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
WNL  SEPARATE  ACCOUNT  A
STATEMENT  OF  CHANGES  IN  NET  ASSETS
FOR THE PERIOD OCTOBER 10, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995



             GLOBAL  ADVISORS    GLOBAL ADVISORS   BEA GROWTH    CREDIT SUISSE
              MONEY  MARKET       GROWTH EQUITY    AND INCOME    INTERNATIONAL
                 PORTFOLIO        PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO
             ---------------   ---------------   ----------   ----------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:

  Net investment
   income                  $  1,217   $   10,034  $   28,947  $   11,681

  Net unrealized gain
   on investments            61,341       92,715      66,917

  Realized gain
   distributions
   reinvested                 9,791
                           ---------
     Increase in net
      assets from
      operations              1,217       71,375     131,453      78,598

INCREASE (DECREASE) IN
 NET ASSETS FROM
 VARIABLE ANNUITY
 CONTRACT TRANSACTIONS:

  Contract purchase
   payments                  34,261          946         373          59

  Transfers to general
   account                      (21)

  Intra-portfolio
    transfers                (9,178)         318       4,493       4,367
                           ---------  ----------  ----------  ----------
    Increase in net
     assets from variable
     annuity contract
     transactions            25,062        1,264       4,866       4,426

CAPITAL CONTRIBUTION FROM
 WESTERN NATIONAL LIFE
 INSURANCE COMPANY          100,000    2,000,000   2,000,000   2,000,000
                           ---------  ----------  ----------  ----------
    Total increase
     in net assets and
     net assets at end
     of period             $126,279   $2,072,639  $2,136,319  $2,083,024
                           =========  ==========  ==========  ==========


The  accompanying  notes  are  an  integral  part of the financial statements.

WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
WNL  SEPARATE  ACCOUNT  A
NOTES  TO  FINANCIAL  STATEMENTS

1.          ORGANIZATION:

WNL Separate Account A (the "Separate Account") was established by Western National Life Insurance Company (the "Company") on November 9, 1994, for funding variable annuity insurance contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and it commenced operations on October 10, 1995.

The Separate Account is divided into eight sub-accounts. Each sub-account invests in one portfolio of WNL Series Trust (the "Trust"). The Trust is managed by WNL Investment Advisory Services, Inc. (the "Adviser"), an affiliate of the Company. As of December 31, 1996, the Trust portfolios available to contract holders through the various sub-accounts ("Portfolios") are as follows:

          WNL  Series  Trust
               BEA  Growth  and  Income  Portfolio
               BlackRock  Managed  Bond  Portfolio
               Credit  Suisse  International  Equity  Portfolio
               EliteValue  Asset  Allocation  Portfolio
               Global  Advisors  Growth  Equity  Portfolio
               Global  Advisors  Money  Market  Portfolio
               Salomon Brothers U.S. Government Securities Portfolio Van Kampen American Capital Emerging Growth Portfolio

As of December 31, 1995, the BEA Growth and Income Portfolio, Credit Suisse International Equity Portfolio, Global Advisors Growth Equity Portfolio, and Global Advisors Money Market Portfolio were actively funded. The remaining four funds were actively funded during 1996.

In addition to the eight sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account.

Net premiums from the contracts are allocated to the sub-accounts and invested in the Portfolios in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. There is no assurance that the investment objectives of any of the Portfolios will be met. Contract owners bear the complete investment risk for purchase payments allocated to a sub-account.

2.          SIGNIFICANT  ACCOUNTING  POLICIES:

The accompanying financial statements of the Separate Account have been prepared on the basis of generally accepted accounting principles. The accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

     INVESTMENT  VALUATION

The investment shares of the Portfolios are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio. It is reasonably possible that changes in the economic environment will occur in the near term and that such changes will have a material effect on the net asset value per share of the portfolios included in the Trust.

     INVESTMENT  TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME

Investment transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from investment transactions are reported on the basis of first-in, first-out for financial reporting and federal income tax purposes.

     ANNUITY  RESERVES

At December 31, 1996 and 1995, the Separate Account did not have any contracts in the annuity payout phase; therefore, no future policy benefit reserves were required.

     FEDERAL  INCOME  TAXES

The Company is taxed as a life insurance company and includes the operations of the Separate Account in its federal income tax return. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing laws, taxes are not currently payable on the investment income or on the realized gains of the Separate Account. The Company reserves the right to allocate to the Separate Account any federal, state or other tax liability that may result in the future from maintenance of the Separate Account. No charges are currently being made against the Separate Account for such tax.

2.          SIGNIFICANT  ACCOUNTING  POLICIES,  CONTINUED:
            OVERALL  EFFECT  OF  ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3.          CONTRACT  CHARGES:

Deductions for the administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the average daily net asset value of the Portfolios attributable to the contract owners and are paid to the Company. The annual rate for the administrative expenses is .15% and the annual rate for the mortality and expense risks is 1.25%. The annual rate for the enhanced death benefit option is .15%. For the year ended December 31, 1996, deductions for administrative expenses and mortality and expense risk charges were $4,390 and $37,389, respectively.
An annual maintenance charge of $30 per contract is assessed on the contract anniversary during the accumulation period for the maintenance of the contract. The maintenance charge is not assessed if the contract value on the contract anniversary equals or exceeds $40,000. Maintenance charges totaled $600 for the year ended December 31, 1996.

A contingent deferred sales charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. For the year ended December 31, 1996, deferred sales charges totaled $959.

There are other deductions from and expenses (including management fees paid to the investment adviser and other expenses) paid out of the assets of the Trust. As full compensation for its services under the Investment Advisory Agreement, the Adviser receives a monthly fee from the Trust based on annual rates which range from .45% to .90% based on the average daily net assets of each Portfolio. The Adviser has agreed to waive that portion of its management fee which is in excess of the amount payable by the Adviser to each sub-adviser pursuant to the respective subadvisory agreements for each portfolio until May 1, 1997. In addition, the Company has agreed to reimburse each portfolio for all operating expenses, excluding management fees, that exceed .12% of each portfolio's average daily net assets until May 1, 1997.

3.          CONTRACT  CHARGES,  CONTINUED:

For the year ended December 31, 1996, the Adviser waived advisory fees and the Company reimbursed operating expenses as follows:


                                                       ADVISORY
                                                         FEES      EXPENSES
                                                        WAIVED    REIMBURSED
                                                       ---------  -----------
BEA Growth and Income Portfolio                        $   9,918  $    62,218
BlackRock Managed Bond Portfolio                          12,335       39,849
Credit Suisse International Equity Portfolio              10,342       73,107
Global Advisors Growth Equity Portfolio                    9,010       58,668
Global Advisors Money Market Portfolio                     1,984       47,013
EliteValue Asset Allocation Portfolio                      6,128       36,700
Salomon Brothers U.S. Government Securities Portfolio      7,227       32,867
Van Kemper American Capital Emerging Growth Portfolio      5,171       67,677


4.          PURCHASE  AND  SALE  OF  INVESTMENTS:

Portfolio shares are purchased at net asset value with net contract payments (contract purchase payments less surrenders) and with reinvestment of dividend and capital distributions made by the Portfolios. The aggregate cost of purchases and proceeds from sales of investment in Trust shares for the period ended December 31, 1996, was $21,165,690 and $7,804,034, respectively. The cost of total investments in Trust shares owned at December 31, 1996, was the same for financial reporting and federal income tax purposes. At December 31, 1996, gross unrealized appreciation on Trust shares and depreciation was $1,042,204 and $103,868, respectively.

5.          NET  INCREASE  (DECREASE)  IN  ACCUMULATION  UNITS:

The increase (decrease) in accumulation units for the year ended December 31, 1996, and for the period October 10, 1995 (commencement of operations) through December 31, 1995, are as follows:

5.          NET  INCREASE  (DECREASE)  IN  ACCUMULATION  UNITS,  CONTINUED:

     For  the  year  ended  December  31,  1996:



             GLOBAL  ADVISORS    GLOBAL ADVISORS   BEA GROWTH    CREDIT SUISSE
         MONEY  MARKET          GROWTH  EQUITY     AND INCOME    INTERNATIONAL
           PORTFOLIO              PORTFOLIO      PORTFOLIO    EQUITY PORTFOLIO
        ---------------    ---------------      ----------    ----------------
Standard benefit units:
  Outstanding at
    beginning of year           2,464.4      124.2      461.8      430.6
  Increased for payments
    received                  500,186.2    5,781.3    4,927.3      978.8
  Decrease for
    surrendered contracts        (386.1)    (193.0)    (308.2)    (497.1)
  Change for net inter-
    fund exchanges           (392,426.6)  62,442.4   43,553.4   16,273.9
                             -----------  ---------  ---------  ---------
  Outstanding at end
    of period                 109,837.9   68,154.9   48,634.3   17,186.2
                             ===========  =========  =========  =========
Enhanced benefit units:
  Outstanding at beginning
    of year                        24.9        0.0        0.0        0.0
  Increased for payments
    received                   71,973.9        3.6      933.4      108.1
  Decrease for surrendered
    contracts                       0.0        0.0       (2.5)    (629.8)
  Change for net inter-fund
    exchanges                 (68,595.1)   5,229.1   10,778.9    9,031.9
                             -----------  ---------  ---------  ---------
  Outstanding at end
    of period                   3,403.7    5,232.7   11,709.8    8,510.2
                             ===========  =========  =========  =========



            VAN  KAMPEN
          AMERICAN  CAPITAL      BLACKROCK    SALOMON BROTHERS      ELITEVALUE
          EMERGING  GROWTH  MANAGED BOND   U.S.GOVERNMENT     ASSET ALLOCATION
            PORTFOLIO             PORTFOLIO  SECURITIES PORTFOLIO    PORTFOLIO
          ---------------   ------------ -------------------- ----------------
Standard benefit units:
  Outstanding at
    beginning of year              0.0        0.0        0.0        0.0
  Increased for payments
    received                  10,902.4      154.5        0.0    2,570.1
  Decrease for
    surrendered contracts       (387.3)     (94.3)    (155.7)    (357.2)
  Change for net inter-
    fund exchanges            97,355.8   14,376.0   15,793.8   67,362.8
                             ----------  ---------  ---------  ---------
  Outstanding at end
    of period                107,870.9   14,436.2   15,638.1   69,575.5
                             ==========  =========  =========  =========
Enhanced benefit units:
  Outstanding at beginning
    of year                        0.0        0.0        0.0        0.0
  Increased for payments
    received                       0.0       41.6       41.4      237.0
  Decrease for surrendered
    contracts                      0.0        0.0     (855.9)    (769.0)
  Change for net inter-fund
    exchanges                  2,072.6   11,357.8   12,620.6   14,497.2
                             ----------  ---------  ---------  ---------
  Outstanding at end
    of period                  2,072.6   11,399.4   11,806.1   13,965.2
                             ==========  =========  =========  =========

5.          NET  INCREASE  (DECREASE)  IN  ACCUMULATION  UNITS,  CONTINUED:
For the period October 10, 1995 (commencement of operations) through December 31, 1995:


        GLOBAL  ADVISORS    GLOBAL  ADVISORS      BEA  GROWTH    CREDIT SUISSE
    MONEY  MARKET          GROWTH  EQUITY        AND  INCOME     INTERNATIONAL
      PORTFOLIO              PORTFOLIO           PORTFOLIO    EQUITY PORTFOLIO
   ---------------    ---------------      ----------      ----------------
ACCUMULATION UNITS:
 Standard benefit units:
  Increased for payments
    received              3,377.2    92.4   35.8    5.8
  Change for net inter-
    fund exchanges         (912.8)   31.8  426.0  424.8
                          --------  -----  -----  -----
  Outstanding at end
    of period             2,464.4   124.2  461.8  430.6
                          ========  =====  =====  =====
Enhanced benefit units:
  Increased for payments
    received                 24.9
                          --------
  Outstanding at end
    of period                24.9
                          ========


6.          DISTRIBUTION  AGREEMENT:

WNL Brokerage Services, Inc. ("WNL Brokerage"), a wholly-owned subsidiary of WNL Holding Corp., acts as the principal underwriter of the contracts funded by the Separate Account. WNL Brokerage is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The contracts are sold by registered representatives of the Company, who are also insurance agents under state law.

7.          RELATED  PARTIES:
During 1996, the Company contributed additional capital in the amount of $6,500,000 to the Separate Account. Total capital contributed by the Company to the Separate Account was $12,600,000 through December 31, 1996. The capital was contributed to provide diversification and to enhance investment performance. The capital will be removed as the funds grow large enough to meet the diversification requirements without the additional capital. Dividends, realized gain distributions and unrealized gains related to the contributed capital for the year ended December 31, 1996, were $519,994, $407,609 and $922,062, respectively.

            INDEX  TO  FINANCIAL  STATEMENTS


                                                                              PAGE
                                                                              ----
Report of Independent Accountants                                             F-2
Balance Sheet as of December 31, 1996 and 1995                                F-3
Statement of Operations for the years ended December 31, 1996,
  1995 and 1994                                                               F-4
Statement of Shareholder's Equity for the years ended December 31,
  1996, 1995 and 1994                                                         F-5
Statement of Cash Flows for the years ended December 31, 1996,
  1995 and 1994                                                               F-6
Notes to Financial Statements                                                 F-7
Report of Independent Accountants on Financial Statement Schedule       F-26
Financial Statement Schedule:
  Schedule VI-Reinsurance for the years ended December 31, 1996,
    1995 and 1994                                                             F-27

                       REPORT OF INDEPENDENT ACCOUNTANTS

To  the  Board  of  Directors  of
Western  National  Life  Insurance  Company

     We have audited the accompanying balance sheet of Western National Life Insurance Company as of December 31, 1996 and 1995, and the related statements of operations, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western National Life Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.


             COOPERS  &  LYBRAND  L.L.P.

Houston,  Texas
February  5,  1997

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

                                 BALANCE SHEET

                          DECEMBER 31, 1996 AND 1995
                             (DOLLARS IN MILLIONS)



       ASSETS                                           1996     1995
---------------------------------------------------  ---------  --------
INVESTMENTS:
  Fixed maturities-actively managed
    at fair value (amortized cost:
    1996-$8,738.4; 1995-$7,654.5)                    $ 8,842.5  $7,996.7
  Fixed maturities-held to maturity
    at amortized cost (fair value:
     1995-$2.1)                                            1.1
  Equity securities at fair value
    (cost: 1995 $0.8)                                      0.8
  Mortgage loans                                         122.7      86.5
  Credit-tenant loans                                    208.5     249.7
  Policy loans                                            66.8      68.3
  Other invested assets                                   24.5      24.5
  Short-term investments                                 105.8     414.8
                                                     ---------  --------
    Total investments                                  9,370.8   8,842.4
Accrued investment income                                156.6     131.7
Funds held by reinsurer and
  reinsurance receivables                                 98.0       1.8
Cost of policies purchase                                 50.4      35.8
Cost of policies produced                                380.2     228.7
Other assets                                              15.7      20.8
                                                     ---------  --------
    Total assets                                     $10,071.7  $9,261.2
                                                     =========  ========
 LIABILITIES AND SHAREHOLDER'S EQUITY
 ------------------------------------
LIABILITIES:
  Insurance liabilities                              $ 8,679.9  $7,915.8
  Investment borrowings and due to brokers               156.3     257.3
  Deferred income taxes                                   96.4     118.4
  Other liabilities                                       44.1      25.0
                                                     ---------  --------
    Total liabilities                                  8,976.7   8,316.5
                                                     ---------  --------
Shareholder's equity:
  Common stock and additional paid-in capital (par
   value $50 per share; 100,000 shares authorized;
   50,000 shares issued and outstanding)                 448.5     322.6
  Unrealized appreciation of investments, net             39.1     125.2
  Retained earnings                                      607.4     496.9
                                                     ---------  --------
    Total shareholder's equity                         1,095.0     944.7
   ---------   --------
    Total liabilities and shareholder's equity       $10,071.7  $9,261.2
                                                     =========  ========


     The  accompanying notes are an integral part of the financial statements.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                             (DOLLARS IN MILLIONS)


                                        1996      1995     1994
                                       -------  --------  -------
Revenues:
  Insurance policy income              $ 91.0   $  26.4   $ 26.3
  Net investment income                 703.1     662.2    638.2
  Equity in earnings of
    partnership investments               7.0       3.8
  Net trading income                      3.7
  Net realized losses                    (2.3)   (126.2)   (52.9)
                                       -------  --------  -------
       Total revenues                   798.8     566.2    615.3
                                       -------  --------  -------
Benefits and expenses:
  Insurance policy benefits             109.6     108.3    104.7
  Change in future policy benefits
    and other liabilities                74.6      14.1     13.6
  Interest expense on annuities
    and financial products              381.7     364.9    344.2
  Interest expense on investment
    borrowings                            8.1       8.6      7.3
  Amortization related to operations     41.6      37.1     20.1
  Amortization and change in future
    policy benefits related to
    realized gains (losses)               0.6     (29.8)   (16.8)
  Other operating costs and expenses     13.5      41.3     16.1
                                       -------  --------  -------
       Total benefits and expenses      629.7     544.5    489.2
                                       -------  --------  -------
       Income before income taxes       169.1      21.7    126.1
Income tax expense                       59.1       6.3     45.1
                                       -------  --------  -------
       Net income                      $110.0   $  15.4   $ 81.0
                                       =======  ========  =======


     The  accompanying notes are an integral part of the financial statements.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF SHAREHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                             (DOLLARS IN MILLIONS)


                                            1996       1995      1994
                                          ---------  --------  --------
Common stock and additional
  paid-in capital:
  Balance, beginning of year              $  322.6   $ 322.6   $ 322.6
   Capital contribution from parent          125.9         -         -
                                          ---------  --------  --------
  Balance, end of year                    $  448.5   $ 322.6   $ 322.6
                                          =========  ========  ========
Unrealized appreciation (depreciation)
  of investments, net:
  Balance, beginning of year              $  125.2   $(322.1)  $  37.8
   Change in unrealized appreciation
    (depreciation), net                      (86.1)    447.3    (359.9)
                                          ---------  --------  --------
  Balance, end of year                    $   39.1   $ 125.2   $(322.1)
                                          =========  ========  ========
Retained earnings:
  Balance, beginning of year              $  496.9   $ 481.5   $ 400.5
   Beginning balance for WNL Investment
     Advisory Services, Inc.                   0.5
   Net income                                110.0      15.4      81.0
                                          ---------  --------  --------
  Balance, end of year                    $  607.4   $ 496.9   $ 481.5
                                          =========  ========  ========
     Total shareholder's equity           $1,095.0   $ 944.7   $ 482.0
                                          =========  ========  ========


     The  accompanying notes are an integral part of the financial statements.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

                            STATEMENT OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                             (DOLLARS IN MILLIONS)



                                                 1996             1995        1994
                                          -------------------  ----------  ----------
Cash flows from operating activities:
  Net income                              $            110.0   $    15.4   $    81.0
  Adjustments to reconcile net income
    to net cash provided by operating
    activities:
      Amortization and depreciation                     42.6         7.3         0.9
      Realized (gains) losses on
        investments, net                                (2.5)      119.4        47.1
      Income taxes                                      50.4        60.7        26.6
      Increase in insurance liabilities                  8.2       116.0        22.3
      Interest credited to insurance
        liabilities                                    391.8       370.2       348.7
      Fees charged to insurance
        liabilities                                     (4.4)       (4.2)       (4.7)
      Amortization (accrual) of
        investment income, net                         (27.3)        3.7       (14.2)
      Deferral of cost of policies
        produced                                      (120.7)     (62.2)      (57.4)
      Change in trading account
        securities                                      60.8
      Other                                             (9.0)       (0.4)        6.4
                                          -------------------  ----------  ----------
        Net cash provided by
operating activities                                   439.1       625.9       517.5
                                          -------------------  ----------  ----------
Cash flows from investing activities:
  Sales of investments                               3,086.8     3,151.9     3,482.8
  Maturities and redemptions of
    investments                                        431.0       376.3       441.6
  Purchases of investments                          (4,571.8)   (3,686.4)   (4,568.5)
                                          -------------------  ----------  ----------
        Net cash used in
investing activities                                (1,054.0)     (158.2)     (644.1)
                                          -------------------  ----------  ----------
Cash flows from financing activities:
  Deposits to insurance liabilities                  1,711.3       747.2       728.8
  Withdrawals from insurance
    liabilities                                     (1,402.7)   (1,052.5)     (662.2)
  Capital contribution from parent                     125.9
  Investment borrowings, net                          (128.6)      226.6      (189.9)
                                          -------------------  ----------  ----------
    Net cash provided by (used in)
      financing activities                             305.9       (78.7)     (123.3)
                                          -------------------  ----------  ----------
        Net increase (decrease) in
short-term investments                                (309.0)      389.0      (249.9)

Short-term investments-beginning
  of year                                              414.8        25.8       275.7
                                          -------------------  ----------  ----------
Short-term investments-end of year        $            105.8   $   414.8   $    25.8
                                          ===================  ==========  ==========

Supplemental cash flow disclosure:
  Income taxes (refunded) paid, net       $            (25.4)  $    (4.7)  $    17.9
                                          ===================  ==========  ==========

  Interest paid on investment
    borrowings                            $              8.4   $     8.0   $     7.9
                                          ===================  ==========  ==========



     The  accompanying notes are an integral part of the financial statements.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                             ____________________


1.    SIGNIFICANT  ACCOUNTING  POLICIES:

ORGANIZATION,  NATURE  OF  OPERATIONS  AND  BASIS  OF  PRESENTATION

     Western National Life Insurance Company (the "Company") is a State of Texas domiciled life insurance company that was founded in 1944. The Company is a wholly-owned subsidiary of Western National Corporation ("Western National"). In February 1994, Conseco Holding transferred ownership of the Company to Western National, an insurance holding company formed by Conseco. The transactions were approved by the Texas Department of Insurance. Western National completed an initial public offering of its common stock in February 1994 whereby Conseco Holding retained approximately 40% ownership of Western National's common stock. On December 23, 1994, AGC Life Insurance Company ("AGC Life"), a Missouri-domiciled life insurer, purchased the remaining
shares  of  common  stock  held  by  Conseco.    These  shares  represented
approximately 40% of Western National's outstanding common stock. AGC Life is a wholly-owned subsidiary of American General Corporation, a Texas corporation ("AGC"). References to "American General" are references to AGC and its direct and indirect majority controlled subsidiaries. As of December 31, 1996, American General owned approximately a 46.2% equity interest in Western National. The increase in American General's equity interest was the result of Western National issuing preferred stock to American General in September 1996.

     WNL Investment Advisory Services, Inc. ("WNLIAS") was formed primarily to manage the Company's investment portfolio and to own certain investments of the Company. WNLIAS is an investment subsidiary as defined by the National Association of Insurance Commissioners. During 1996, investments of the Company, consisting of mortgage loans, CMO residual investments and certain credit-tenant loans were transferred to WNLIAS in exchange for preferred stock and cash in an amount equal to the statutory carrying value of the investments. The Company and WNLIAS are subsidiaries of Western National and are under common management control. The accompanying financial statements include the accounts of WNLIAS as of and for the year ended December 31, 1996. The Company's investment in WNLIAS preferred stock, intercompany investment advisory fees, and other intercompany accounts have been eliminated.

     The Company develops, markets and issues annuity products through niche distribution channels. The Company sells deferred annuities, including its proprietary fixed annuities, to the savings and retirement markets through financial institutions (principally banks and thrifts), and sells deferred annuities to both the tax-qualified and nonqualified retirement markets through personal producing general agents ("PPGAs"). The Company also sells deferred annuities through its direct sales operations. Under a joint marketing arrangement with American General Life Insurance Company ("AGLIC"), the Company markets and coinsures single premium immediate annuities ("SPIAs") through specialty brokers to the structured settlement market. The Company also sells SPIAs (other than structured settlement SPIAs) through its financial institution and PPGA distribution channels. The Company commenced sales of its first variable annuity product in fourth quarter 1995. Sales of deferred annuities through financial institutions comprised 82%, 68%, and 74% of net premiums collected in 1996, 1995, and 1994, respectively. Sales through a single financial institution comprised 45% of net premiums collected in 1996.

OVERALL  EFFECT  OF  ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the
reporting  period.    Actual  results  could  differ  from  those  estimates.

INVESTMENTS

     Fixed maturity investments ("fixed maturities") are debt securities that have original maturities greater than one year and are comprised of investments such as U.S. Treasury securities, mortgage-backed securities, corporate bonds and redeemable preferred stocks. Equity securities would include common and non-redeemable preferred stocks. The Company follows the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), and, accordingly, classifies its fixed maturities and equity securities into the following categories:

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

     - Actively managed fixed maturities and equity securities are securities that may be sold prior to maturity due to changes that might occur in market interest rates, changes in prepayment risk, the Company's management of its income tax position, general liquidity needs, increase in loan demand, the need to increase regulatory capital or similar factors. Actively managed securities are carried at estimated fair value and the net unrealized gains (losses) are recorded as a component of shareholder's equity, net of tax and related adjustments described below. All of the Company's fixed maturities and equity securities were classified as actively managed as of December 31, 1996, compared to all but $1.1 million at December 31, 1995.

      - Held to maturity securities are those debt securities which the Company has the ability and positive intent to hold to maturity, and are carried at amortized cost. The Company may dispose of such securities under certain unforeseen circumstances, such as issuer credit deterioration or changes in regulatory requirements. The Company had no securities classified as held to maturity as of December 31, 1996, compared to $1.1 million at December 31, 1995.

     - Trading account securities are fixed maturity and equity securities that are bought and held primarily for the purpose of selling them in the near term. Trading account securities are carried at estimated fair value and the net unrealized gains (losses) are included as a component of net trading income. The Company had no trading account activities in 1996 or 1995.
     Changes in interest rates have a direct, inverse impact on the market value of fixed-income investments. It is reasonably possible that changes in interest rates will occur in the near term and, as a result of SFAS 115, such changes will have a material impact on the carrying value of actively managed fixed maturity and equity securities, with an offsetting effect to stockholder's equity, net of the related effects on cost of policies purchased and produced and deferred income taxes.

     Anticipated returns, including realized gains and losses, from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and the cost of policies produced. When actively managed fixed maturity and equity securities are stated at fair value, an adjustment is made to the cost of policies purchased and the cost of policies produced equal to the change in amortization that would have been recorded if such securities had been sold at their fair value and the proceeds reinvested at current yields. Furthermore, if future yields expected to be earned on such securities decline, it may be necessary to increase certain insurance liabilities. Adjustments to such liabilities are required when their balances, in addition to future net cash flows including investment income, are insufficient to cover future benefits and expenses.

     Mortgage loans and credit-tenant loans are carried at amortized cost. Policy loans are carried at their current unpaid principal balance. Fees received and costs incurred in connection with the Company's origination of these loans are deferred, and are amortized as yield adjustments over their
remaining  contractual  lives  in  accordance  with  SFAS  91.    Short-term
investments, which principally include commercial paper, cash and other financial instruments with original maturities of typically 90 days or less, are carried at amortized cost.

     Discounts and premiums of investment securities to par are amortized as yield adjustments over the contractual lives of the underlying securities and callable corporate bonds. Principal prepayments can alter the cash flow pattern and yield of prepayment-sensitive investments such as mortgage-backed securities ("MBS"). The accretion of discount and amortization of premium takes into consideration actual and estimated principal prepayments. In the case of MBS, the Company utilizes estimated prepayment speed information obtained from published sources or from estimates developed by its investment advisor. The effects on the yield of a security from changes in principal prepayments are recognized retrospectively, except for interest only or residual interests in structured securities which are recognized prospectively. The degree to which a security is susceptible to yield adjustments is influenced by the difference between its carrying value and par, the relative sensitivity of the underlying assets backing the securities to changing interest rates, and the repayment priority of the securities in the overall securitization structure. Prepayments may also reduce future yield to the extent that proceeds are reinvested in a lower rate environment.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

     The Company manages the extent of these risks by (i) principally purchasing securities which are backed by collateral with lower prepayment sensitivity (such as MBS priced at or near par value that are highly seasoned), (ii) avoiding securities with values heavily influenced by changes in prepayments (such as interest-only and principal-only securities), and
(iii)  purchasing  securities  with  prepayment  protected  structures.

       The specific identification method is used to account for the disposition of investments. The differences between the sales proceeds and the carrying values are reported as gains (losses), or in the case of prepayments, as adjustments to investment income. Declines in values of investments which are considered other than temporary are recognized as realized losses. Subsequent recoveries in value are recognized only when the investments are sold.

     The Company occasionally uses derivative financial instruments to alter interest rate exposure arising from mismatches between assets and liabilities. Certain of the Company's fixed maturities are floating-rate instruments. In an effort to reasonably closely match the average duration of assets and liabilities, the Company has entered into interest rate swap contracts that effectively convert the floating-rate securities to fixed-rate instruments. Specifically, the Company contracts with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional amount. The Company pays the floating rate and receives the fixed rate, with the net difference charged or credited as an adjustment to investment income. The Company's investment guidelines provide that all swap contracts must be either
(i) with parties rated "A" or better by a nationally recognized statistical rating service, and/or (ii) secured by collateral approved by the Company's Investment Committee.

      The Company occasionally enters into mortgage dollar roll and reverse repurchase transactions (collectively, "dollar rolls") when earnings enhancement opportunities arise. Dollar rolls are agreements with an outside source, usually broker/dealers, to sell mortgage-backed securities and then, at a predetermined date, to buy back "substantially the same securities". The Company's investment guidelines require that the original term of a dollar roll be no longer than 30 days and that all proceeds of such short-term transactions be invested in short-term investments. The securities involved must also have been issued, assumed or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC").

     The Company enters into dollar rolls whenever a positive spread can be realized from the implicit interest cost of the investment borrowings and the reinvestment of the proceeds in short-term financial instruments. Because both sides of the transaction are entered into on the basis of short-term, money-market rates, dollar rolls involve no duration risk while providing an enhancement to investment income. The Company's dollar rolls are accounted for as short-term investment borrowings, with like amounts included in short-term investments. The carrying values of the Company's investment borrowings  are  assumed  to  approximate  estimated  fair  value.

     Other invested assets include investments in limited partnerships. The Company follows the equity method of accounting for these investments. Limited partnership investments are likely to result in a higher degree of volatility in reported earnings than is typically the case with fixed income investments, and present a greater risk of loss, as they reflect claims on an issuer's capital structure junior to that of most fixed-income investments.

COST  OF  POLICIES  PURCHASED

     The cost of policies purchased represents the portion of Conseco's cost of acquiring the Company in 1987 that was attributable to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. The value of the cost of policies purchased is the actuarially determined present value of the projected future cash flows from the acquired policies.

     Expected future cash flows used in determining the cost of policies purchased are based on actuarially determined projections of future premium collection, mortality, surrenders, benefit payments, operating expenses, changes in insurance liabilities, investment yields on the assets held to back such policy liabilities and other factors. These projections take into account all factors known or expected at the valuation date based on the collective judgment of the management of the Company. Actual experience on purchased business may vary from projections due to differences in renewal premiums collected, investment spread, investment gains (losses), mortality and morbidity costs and other factors. These variances from original projections, whether positive or negative, are included in net income as they occur. To the extent that these variances indicate that future cash flows will differ from those reflected in the scheduled amortization of the cost of policies purchased, current and future amortization is adjusted. Therefore, when the Company sells fixed maturities and recognizes a gain (loss) it also reduces (increases) the future investment spread because the proceeds from the sale of investments are reinvested at a lower (higher) earnings rate and amortization is increased (decreased) to reflect the change in the incidence of cash flows. The discount rate used to determine such value is the current rate of return the Company would require to justify the investment.

     The cost of policies purchased is amortized (with interest at the same rate used to determine the discounted value of the asset) based on the incidence of the expected cash flows. Recoverability of the cost of policies purchased is evaluated regularly by comparing the current estimate of expected future cash flows (discounted at the rate of interest that accrues to the policies) to the unamortized asset balance by line of insurance business. If such current estimate indicates that the existing insurance liabilities, together with the present value of future net cash flows from the business, will not be sufficient to recover the cost of policies purchased, the difference is charged to expense. Amortization is also adjusted for the current and future years to reflect (i) the revised estimate of future cash flows and (ii) the revised interest rate (but not greater than the rate initially used and not lower than the rate of interest earned on invested assets) at which the discounted present value of such expected future profits equals the unamortized asset balance. Expected future cash flows used in determining the amortization pattern and recoverability of cost of policies purchased is based on historical gross profits and management's estimates and assumptions regarding future investment spreads, maintenance expenses, and persistency of the block of business. The accuracy of the estimates and assumptions are impacted by several factors, including factors outside the control of management such as movements in interest rates and competition from other investment alternatives. It is reasonably possible that conditions impacting the estimates and assumptions will change and that such changes will result in future adjustments to cost of policies purchased.

COST  OF  POLICIES  PRODUCED

     Costs of producing new business (primarily commissions and certain costs of policy issuance and underwriting) which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future profits. Such costs are amortized with interest as follows:

     - For universal life-type contracts and investment-type contracts, in relation to the present value of expected gross profits from these
contracts,  discounted  using  the  interest  rate credited to the     policy;

     - For immediate annuities with mortality risks, in relation to the present value of benefits to be paid;

     -      For  traditional life contracts, in relation to future anticipated
premium  revenue  using  the same assumptions that are used in     calculating
the  insurance  liabilities.

     Recoverability of the unamortized balance of the cost of policies produced is evaluated regularly. For universal life-type contracts and investment-type contracts, the accumulated amortization is adjusted (whether an increase or a decrease) whenever there is a material change in the estimated gross profits expected over the life of a block of business in order to maintain a constant relationship between cumulative amortization and the present value (discounted at the rate of interest that accrues to the policies) of expected gross profits. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the sum of the present value of future cash flows and the policy liabilities is not sufficient to cover such asset balance. Expected gross profits used in determining the amortization pattern and recoverability of cost of policies produced is based on historical gross profits and management's estimates and assumptions regarding future investment spreads, maintenance expenses, and persistency of the block of business. The accuracy of the estimates and assumptions are impacted by several factors, including factors outside the control of management such as movements in interest rates and competition from other investment alternatives. It is reasonably possible that conditions impacting the estimates and assumptions will change and that such changes will result in future adjustments to cost of policies produced.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

INSURANCE  LIABILITIES,  RECOGNITION  OF  INSURANCE  POLICY  INCOME
  AND  RELATED  BENEFITS  AND  EXPENSES

     Reserves for universal life-type and investment-type contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed. Additional increases to insurance liabilities are made if future cash flows, including investment income, are insufficient to cover future benefits and expenses.

     For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and for contracts that permit the Company or the insured to make changes in the contract terms (such as single premium whole life and universal life), premium deposits and benefit payments are recorded as increases or decreases in a liability account rather than as revenue and expense. Amounts charged against the liability account for the cost of insurance, policy administration and surrender penalties are recorded as revenues. Interest credited to the liability account and benefit payments made in excess of the contract liability account balance are charged to expense.

     Reserves for traditional and limited-payment contracts are generally calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

     For traditional insurance contracts, premiums are recognized as income when due. Benefits and expenses are associated with earned premiums so as to result in their recognition over the premium-paying period of the contracts. Such recognition is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs.

     For contracts with mortality risk, but with premiums paid for only a limited period (such as single premium immediate annuities with benefits paid for the life of the annuitant), the accounting treatment is similar to traditional contracts. However, the excess of the gross premium over the net premium is deferred and recognized in relation to the present value of expected future benefit payments.

     Liabilities for incurred claims are determined using historical experience and represent an estimate of the present value of the ultimate net cost of all reported and unreported claims. Management believes these estimates are adequate. Such estimates are periodically reviewed and any adjustments are reflected in current operations.

INCOME  TAXES

     Pursuant to a tax sharing agreement, the Company was included in Conseco's consolidated tax return beginning January 1, 1993. Under the agreement, income taxes were allocated based upon separate return calculations with certain adjustments. Commencing with the income tax reporting period ended December 31, 1994, the Company has filed separate life insurance company tax returns. WNLIAS is included in the consolidated tax return of Western National.

     Deferred income taxes are provided for the future tax effects of temporary differences between the tax bases of assets and liabilities and their financial reporting amounts, measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets, if any, to their estimated realizable value.

2.      INVESTMENTS:

     The amortized cost, gross unrealized gains and losses, estimated fair value and carrying value of actively managed and held to maturity fixed maturities were as follows:


                                     DECEMBER  31,  1996
              ---------------------------------------------------------
                                       Gross       Gross           Estimated
                          Amortized  Unrealized  Unrealized   Fair  Carrying
                             Cost      Gains       Losses    Value    Value
                          --------------------------------------------------
                                       (Dollars  in  millions)
Actively managed:
  U.S. Treasury securities
    and obligations of U.S.
    government corporations
    and agencies              $   20.8  $  0.6  $      $   21.4  $   21.4
  Obligations of states and
    political subdivisions       224.1     2.6    4.7     222.0     222.0
  Public utility securities    1,251.6    21.0   30.4   1,242.2   1,242.2
  Other corporate securities   4,583.6   140.0   36.2   4,687.4   4,687.4
  Asset-backed securities        349.3     5.2    2.6     351.9     351.9
  Mortgage-backed securities   2,309.0    28.4   19.8   2,317.6   2,317.6
                              --------  ------  -----  --------  --------
    Total actively managed    $8,738.4  $197.8  $93.7  $8,842.5  $8,842.5
                              ========  ======  =====  ========  ========



                                  December  31,  1995
              --------------------------------------------------------
                              Gross       Gross            Estimated
                 Amortized  Unrealized  Unrealized   Fair   Carrying
                     Cost     Gains       Losses    Value    Value
              --------------------------------------------------------
                                (Dollars  in  millions)
Actively managed:
  U.S. Treasury
   securities and
   obligations of
   U.S. government
   corporations
   and agencies     $   57.8  $  2.2  $   -  $   60.0  $   60.0
  Obligations of
   states and
   political
   subdivisions        169.8     5.7    2.7     172.8     172.8
  Public utility
   securities        1,335.1    51.1   10.2   1,376.0   1,376.0
  Other corporate
   Securities        3,519.9   233.0    9.1   3,743.8   3,743.8
  Asset-backed
   Securities          280.4     8.9    0.1     289.2     289.2
  Mortgage-backed
   securities        2,291.5    70.3    6.9   2,354.9   2,354.9
                    --------  ------  -----  --------  --------
   Total actively
    Managed         $7,654.5  $371.2  $29.0  $7,996.7  $7,996.7
                    ========  ======  =====  ========  ========

Held to maturity-
  obligations
  of states and
  political
  subdivisions      $    1.1  $  1.0  $   -  $    2.1  $    1.1
                    ========  ======  =====  ========  ========

       WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY

     The following table sets forth the amortized cost and estimated fair value of fixed maturities as of December 31, 1996, based upon the source of the estimated fair value:



                                                  Estimated
                                      Amortized     Fair
                                       Cost         Value
                                    -----------------------
                                    (Dollars  in  millions)
Nationally recognized pricing services  $7,340.4  $7,416.1
Broker-dealer market makers              1,176.4   1,204.8
Internally developed methods               221.6     221.6
                                        --------  --------
   Total fixed maturities               $8,738.4  $8,842.5
                                        ========  ========



     The following table sets forth the quality of total fixed maturities as of December 31, 1996, classified in accordance with the highest rating by a nationally recognized statistical rating organization or, as to $159.1 million of fixed maturities not commercially rated, then based on ratings assigned by the National Association of Insurance Commissioners ("NAIC") as follows (for purposes of the table, and only for fixed maturities not commercially rated:
NAIC Class 1 securities would be included in the "A" rating; Class 2, "BBB-"; Class 3, "BB-"; and Classes 4-6, "B" and below):


                                     FAIR  VALUE
                      AS  A  %  OF      AS  A  %  OF     AS  A  %  OF
                  AMORTIZED  CARRYING   FAIR    FIXED  AMORTIZED  TOTAL
  COMMERCIAL  RATING           COST    VALUE    VALUE  MATURITIES  COST
INVESTMENTS
------------------------------------------------------------------------
                                      (DOLLARS  IN  MILLIONS)
AAA                  $2,491.6  $2,498.9  $2,498.9   28.3%  100.3%  26.7%
AA                      801.0     801.6     801.6    9.1   100.1    8.5
A                     2,461.4   2,500.4   2,500.4   28.3   101.6   26.7
BBB+                    834.1     855.4     855.4    9.7   102.6    9.1
BBB                     991.8   1,009.2   1,009.2   11.4   101.8   10.8
BBB                     553.3     558.3     558.3    6.2   100.9    5.9
                     --------  --------  --------  ------  ------  -----
  Total investment
   grade              8,133.2   8,223.8   8,223.8   93.0   101.1   87.7
                     --------  --------  --------  ------  ------  -----
BB+                     138.5     140.9     140.9    1.6   101.7    1.6
BB                       75.4      77.5      77.5    0.9   102.8    0.8
BB                      165.2     171.7     171.7    1.9   103.9    1.8
B and below             226.1     228.6     228.6    2.6   101.1    2.4
                     --------  --------  --------  ------  ------  -----
  Total below
   investment grade     605.2     618.7     618.7    7.0   102.2    6.6
                     --------  --------  --------  ------  ------  -----
  Total fixed
   maturities        $8,738.4  $8,842.5  $8,842.5  100.0%  101.2%  94.3%
                     ========  ========  ========  ======  ======  =====

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

     The amortized cost and estimated fair value of fixed maturities by contractual maturity as of December 31, 1996 were as follows:


                                     AMORTIZED  ESTIMATED
                                         COST  FAIR  VALUE
                                   -----------------------
                                   (DOLLARS  IN  MILLIONS)
Due in one year or less                 $   66.7  $   68.6
Due after one year through five years      619.5     629.8
Due after five years through ten years   2,437.9   2,482.6
Due after ten years                      3,305.3   3,343.9
                                        --------  --------
     Subtotal                            6,429.4   6,524.9
Mortgage-backed securities               2,309.0   2,317.6
                                        --------  --------
     Total fixed maturities             $8,738.4  $8,842.5
                                        ========  ========


     Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations, with or without call or prepayment penalties, and because most mortgage-backed securities provide for periodic payments throughout their lives.

     Net  investment  income  consisted  of  the  following:



                                      1996     1995     1994
                                     -------  -------  -------
                                       (DOLLARS IN MILLIONS)
Fixed maturities                     $656.8   $610.1   $593.8
Equity securities                       0.8      0.2      0.9
Mortgage loans                          9.7      9.4     11.7
Credit-tenant loans                    19.8     23.9     20.9
Policy loans                            4.1      4.4      4.4
Equity in earnings of partnership
 investments                            7.0      3.8
Other invested assets                   8.3      6.0      2.8
Short-term investments                  6.8     12.8     11.3
                                     -------  -------  -------
  Gross investment income             713.3    670.6    645.8
Investment expenses                    (3.2)    (4.6)    (7.6)
                                     -------  -------  -------
  Net investment income and equity
   in earnings of partnership
   investments                       $710.1   $666.0   $638.2
                                     =======  =======  =======


     The Company had no investments on nonaccrual status as of December 31, 1996, compared to $0.6 million and $13.6 million at December 31, 1995 and 1994, respectively. The Company had no fixed maturities in default as to the payment of principal or interest at December 31, 1996 and 1995. During 1996, 1995 and 1994, the Company recorded writedowns of fixed maturities totaling $5.6 million, $6.4 million and $0.4 million, respectively. Of the $5.6 million in 1996, $1.6 million of the writedowns were related to value impairments for credit risk.

     The proceeds from sales of actively managed fixed maturities were $3.1 billion, $3.2 billion, and $3.5 billion for the years ended December 31, 1996, 1995 and 1994, respectively.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

     Net  trading  income for the year ended December 31, 1994 was as follows:


                                         1994
                                        ------
                          (Dollars  in  millions)
Gross trading gains                     $ 6.2
Gross trading losses                     (1.7)
                                        ------
  Net realized gains from trading
    account securities before expenses    4.5
Trading expenses                         (0.8)
                                        ------
  Net trading income                    $ 3.7
                                        ======


     Net  realized  gains  (losses)  were  as  follows:


                                      1996     1995      1994
                                    --------  --------  -------
                                    (Dollars  in  millions)
Fixed maturities:
  Gross realized gains                $ 34.0   $  17.8   $ 34.4
  Gross realized losses                (25.6)   (128.6)   (80.4)
  Decline in net realizable value
    that is other than temporary        (5.6)     (6.4)    (0.4)
                                      -------  --------  -------
                                         2.8    (117.2)    (46.4)
  Equity securities                      0.8         -
  Mortgages loans                       (0.2)        -        -
  Other                                 (3.0)     (0.7)
                                      ----------  -----
    Net realized gains (losses)
      before expenses                    2.6    (119.4)   (47.1)
       Investment expenses              (4.9)     (6.8)    (5.8)
                                      -------  --------  -------
         Net realized gains (losses)  $ (2.3)  $(126.2)  $(52.9)
                                      =======  ========  =======



     Changes in unrealized appreciation (depreciation) on investments carried at estimated fair value, net of the effects on other balance sheet accounts, were as follows:


                                         1996      1995      1994
                                       --------  --------  --------
                                        (Dollars  in  millions)
Investments carried at
  estimated fair value:
  Actively managed fixed maturities    $(238.1)  $ 947.5   $(837.2)
  Equity securities                        0.4      (0.4)
  Other                                  (10.1)     11.0         -
                                       --------  --------  --------
    Change in unrealized appreciation
      (depreciation), gross             (248.2)    958.9    (837.6)
Less effect on other balance
  sheet accounts:
  Cost of policies purchased              18.9     (63.7)     44.9
  Cost of policies produced               68.3    (196.7)    215.9
  Insurance liabilities                   36.3     (36.3)     36.9
  Other liabilities                       (7.8)     25.8     (13.6)
  Deferred income taxes                   46.4    (240.7)    193.6
                                       --------  --------  --------
    Change in unrealized appreciation
      (depreciation), net              $ (86.1)  $ 447.3   $(359.9)
                                       ========  ========  ========

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

     At December 31, 1996, the aggregate carrying value of the Company's MBS portfolio was $2.3 billion, or 24.7% of total invested assets. The following table sets forth the carrying value of the Company's MBS portfolio by structural type and underlying collateral coupon class as of December 31, 1996:


                                         COLLATERAL  COUPON  CLASS
                                          -----------------------
                                                             9.01%
                                   7%     - AND     7.01  -  8.01     AND
                               MBS  TYPE   BELOW    8.00%    9.00%   ABOVE
TOTAL
                                       (DOLLARS  IN  MILLIONS)
Agency pass-throughs           $   815.7  $ 469.9  $ 29.7  $  10.9  $1,326.2

Commercial MBS                      38.2     29.5     1.2     68.9

CMOs:
  PACs, TACs and VADMs             231.2     45.6     6.1    282.9
  Sequentials                       48.6    141.5    94.5     53.3     337.9
  Supports and other                10.6      3.3    13.9
  Mezzanines and subordinates       23.3     22.1    45.4
  Z-tranches                        28.0     28.0
  ARMs and floaters                  (a)      (a)     (a)      (a)     214.4
        --------
     Total CMOs                    922.5
                               ---------
        --------
       Total MBS/CMOs          $ 2,317.6
                               =========

_______________
(a) The collateral coupon rates are not meaningful as they reset periodically in accordance with changes in market interest rates. In addition, such security coupons have been swapped for fixed rate payments.




     Asset-backed securities ("ABS") are securitized pools of assets, such as manufactured housing loans and credit card receivables, that are collateralized by the underlying loans. ABS are typically structured similarly to CMOs or MBS pass-throughs, but are usually not subject to as much prepayment risk as MBS. Senior-tranche ABS contain credit enhancement features that raise the quality of the ABS above that of the underlying loans. At December 31, 1996, the aggregate carrying value of the Company's ABS portfolio was $351.9 million, or 3.8% of total invested assets. The following table sets forth the carrying value of the Company's ABS portfolio by collateral type as of December 31, 1996:


                                  CARRYING  VALUE
                                  --------------
                              (DOLLARS  IN   AS  A
     COLLATERAL  TYPE            MILLIONS)  PERCENT
     ---------------           -----------  -------
Manufactured housing loans.           $161.0   45.8%
     Credit card receivables            52.2   14.8
     Home equity loans                  36.9   10.5
     Home improvement loans             23.6    6.7
     Energy receivables                 16.7    4.7
     Airplane leases                    13.5    3.8
     Farm equipment leases              13.2    3.8
     All other                          34.8    9.9
                                      ------  ------
       Total asset-backed securities  $351.9  100.0%
                                      ------  ------



     At  December  31,  1996,  the  Company had total mortgage loans of $122.7 million, or 1.3% of total invested assets, consisting of $89.6 million of commercial mortgages and $33.1 million of mortgage investments in junior and residual interests of CMOs ("CMO residuals"). Total mortgage loans at year-end 1996 increased by $36.2 million from year-end 1995. This increase reflects the Company's reclassification during the second quarter 1996 of $43.5 million of investments from the credit-tenant loan category to the
mortgage  loan  category.    The  reclassified  investments  represented
credit-tenant loans on which the commercial credit rating of the tenant, Kmart Corp., was downgraded to below investment grade status by several national
statistical  rating  services.    Additionally,  approximately  12%  of  the
collateral underlying the Company's CMO residuals involved Kmart Corp. at December 31, 1996. The Company has not incurred any losses as a result of its investments involving Kmart Corp. Approximately 72% of the commercial mortgages were on properties located in four states - Florida (24%), Texas (21%), North Carolina (15%), and Indiana (12%), respectively. No other state comprised greater than 7% of the total commercial mortgage loan balance.

     The CMO residuals entitle the Company to the excess cash flows arising from the difference between (i) the cash flows required to make principal and interest payments on the other tranches of the CMO and (ii) the actual cash flows received on the mortgage loan assets backing the CMO. If prepayments or credit losses on the underlying mortgage loan assets vary from projections, the total cash flows to the Company could differ from projections. Changes in projected cash flows which impact the yields of the CMO residuals are recognized in investment income prospectively. The average yield of the Company's CMO residuals were 9.5% at December 31, 1996. If the carrying value of CMO residuals exceed the projected cash flows discounted at a risk free rate, the carrying value is adjusted to fair value and a realized loss is recognized.

     During 1996, the Company recognized $0.2 million of realized losses on mortgage loans, compared with none in 1995 or 1994. At December 31, 1996, the Company had no nonperforming mortgage loans.

     At December 31, 1996, the Company held $208.5 million, or 2.2% of total invested assets, of credit-tenant loans ("CTLs") compared to $249.7 million at year-end 1995. CTLs are mortgage loans for commercial properties which require, as stipulated by the Company's underwriting guidelines, (i) the lease of the principal tenant to be assigned to the Company (including the direct receipt by the Company of the tenant's lease payments) and to produce adequate cash flow to fund the requirements of the loan and (ii) the principal tenant (or the guarantor of such tenant's obligations) to have a credit rating of generally at least "BBB" or its equivalent. The underwriting guidelines take into account such factors as the lease terms on the subject property; the borrower's management ability, including business experience, property management capabilities and financial soundness; and such economic, demographic or other factors that may affect the income generated by the property or its value. The underwriting guidelines also require a loan-to-value ratio of 75% or less. Because CTLs are principally underwritten on the basis of the creditworthiness of the tenant rather than on the value of the underlying property, they are classified as a separate class of securities for financial reporting purposes. As with commercial mortgage loans, CTLs are additionally secured by liens on the underlying property.

     As part of its investment strategy, the Company enters into mortgage dollar roll and reverse repurchase transactions principally to increase investment earnings and to improve liquidity. These transactions are terminable after 30 days and are accounted for as short-term investment borrowings, with the proceeds of such borrowings reinvested in short-term financial instruments. They are collateralized by mortgage-backed agency pass-throughs with fair values approximating the underlying loan value. Such borrowings were $134.6 million and $257.3 million at December 31, 1996, and 1995, respectively.

     At December 31, 1996 and 1995, the Company had outstanding interest rate swap agreements with total notional contract amounts of $330.0 million and which expire at various dates through 1999. At December 31, 1996 and 1995, the average contractual floating-pay rates approximated 5.7% and 5.9%, respectively, and fixed-receipt rates approximated 7.3% for both years. Based on these rates, the Company's interest rate swaps had an estimated fair value of a positive $4.4 million and $12.2 million at year-end 1996 and 1995, respectively.

     The Company had no investments in any entity in excess of 10% of shareholder's equity or $91.5 million as of December 31, 1996, excluding investments issued, assumed or guaranteed by the U.S. government or U.S.
government  agencies.    The  Company's  twenty  non-U.S.  government  issuer
concentrations  were  as  follows:


                                                     ESTIMATED
                                         AMORTIZED     FAIR
     COLLATERAL  TYPE                       COST       VALUE
     ---------------                    -----------  ---------
                                       (DOLLARS  IN  MILLIONS)
1.     GTE Corporation                    $   86.8  $   83.5
2.     Occidental Petroleum                   75.9      81.0
3.     Ontario Province                       71.8      68.0
4.     American Reinsurance                   68.2      67.4
5.     Telecommunications Inc./
         TCI International                    67.0      64.1
6.     Paine Webber Group                     66.3      68.8
7.     May Department Stores                  64.2      63.9
8.     Philips Electronics NV                 63.8      64.1
9.     Salomon, Inc.                          62.9      64.8
10.    BankAmerica Corporation                60.5      61.0
11.    News America Holdings                  59.1      62.7
12.    Phillips Petroleum                     57.6      64.5
13.    American Airlines/AMR Corporation      55.3      61.5
14.    Northern Indiana Public Service        54.9      52.7
15.    McDonnell Douglas                      54.2      58.7
16.    Countrywide Credit                     53.8      54.2
17.    Dayton Hudson                          53.1      53.8
18.    Wal-Mart Stores                        52.3      52.8
19.    Lehman Brothers                        51.8      53.6
20.    Commonwealth Edison                    51.3      51.0
                                          --------  --------
-                                         $1,230.8  $1,252.1



3.      INSURANCE  LIABILITIES:

     Insurance  liabilities  consisted  of  the  following:


          INTEREST
          WITHDRAWAL   MORTALITY     RATE       DECEMBER 31,
           ---------------------
          ASSUMPTION  ASSUMPTION  ASSUMPTION   1996   1995
          ----------  ----------  ----------  ------  ------
                        (DOLLARS  IN  MILLIONS)
Future policy
  benefits:
  Investment
   contracts     N/A    N/A         (d)  $7,274.3  $6,566.5
  Limited-
   payment
   contracts     None    (b)     4%-11%   1,328.1   1,267.2
  Traditional
   life
   insurance
   contracts       (a)   (c)        (e)      32.5      32.7
  Universal
   life-type
   contracts     N/A    N/A   N/A            43.5      47.7
Claims payable
 and other
 policyholders'
 funds           N/A    N/A   N/A             1.5       1.7
                                         --------  --------
   Total
   insurance
   liabilities       -     -  $8,679.9   $7,915.8
                              =========  ========

(a)    Company  experience.
(b)    Principally  the  1984  United  States  Population  Table.
(c)    Principally  modifications  of  the  1965-70 Basic, Select and Ultimate
     Tables.
(d) In 1996 and 1995, approximately 95% of this liability represented account balances where future benefits were not guaranteed and 5% represented the present value of guaranteed future benefits determined using interest rates ranging from 3% to 12%.
(e)    Various,  ranging  from  3%  to  6%  in  1996  and  1995.




     Realized gains on fixed maturities during 1994 reduced the expected future yields on the investment of policyholder balances to the extent that future cash flows on certain products were insufficient to cover future benefits and expenses. Accordingly, an additional estimated insurance liability of $2.2 million was established by a charge to expense in 1994. No additions to liabilities were required in 1996 and 1995.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

4.      REINSURANCE:

     In the normal course of business, the Company seeks to limit its exposure to loss on any single policy and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $0.8 million. To the extent that reinsuring companies are unable to meet obligations under these agreements, the Company remains contingently liable. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Assets and liabilities relating to reinsurance contracts are reported gross of the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums, including amounts related to insurance liabilities, are reported as assets.

     Direct and assumed life insurance in force totaled $561.5 million, $628.6 million and $706.3 million at December 31, 1996, 1995 and 1994, respectively, and ceded life insurance in force totaled $247.6 million, $286.1 million and $329.1 million at December 31, 1996, 1995 and 1994, respectively.

     The cost of ceded policies containing mortality risks totaled $1.5 million in 1996 and $1.3 million in 1995 and 1994, and was deducted from insurance premium revenue. Reinsurance recoveries netted against insurance policy benefits totaled $1.4 million, $4.5 million and $3.5 million in 1996, 1995 and 1994, respectively.

     Effective October 1, 1995, the Company recaptured certain annuity business with assets approximately equal to insurance liabilities of $72.8 million that had previously been ceded.

     In October 1995, the Company and AGC Life entered into a modified coinsurance agreement. Under the agreement, AGC Life issues the SPIAs, and 50% of each risk is reinsured to the Company. Under this arrangement, The Company reports its pro rata share of premiums and shares in its pro rata portion of the gain or loss on policies sold. Pursuant to this arrangement in 1996, the Company assumed $90.9 million of premiums. The arrangement resulted in $91.3 million of revenues and expenses for the Company in 1996. As of December 31, 1996, the funds held by reinsurer and the insurance liabilities resulting from this agreement were $96.6 million.

     Since 1994, the Company has been a party to a standby reinsurance agreement for new SPDA sales through selected financial institutions, which becomes effective only if the Company's risk-based capital ratio falls below a prescribed level. No reinsurance pursuant to this agreement has become effective.

5.      INCOME  TAXES:

     The components of income tax included in the balance sheet are as follows:


                                            DECEMBER  31,
                                      ---------------------
                                           1996      1995
                                          -------  --------
                                    (DOLLARS  IN  MILLIONS)
Deferred income tax liabilities:
  Investments                             $ 21.1   $  20.0
  Cost of policies produced and purchase   143.6     118.4
  Unrealized appreciation of investments    21.1      67.5
                                          -------  --------
   Gross deferred income tax liabilities   185.8     205.9
Deferred income tax assets:
  Insurance liabilities                     80.6      76.7
  Other                                      8.8      10.8
                                          -------  --------
  Gross deferred income tax assets          89.4      87.5
                                          -------  --------
  Net deferred income tax liabilities     $(96.4)  $(118.4)
                                          =======  ========


     Income  tax  expense  was  as  follows:


                                 1996     1995    1994
                                 -----  -------  ------
                              (DOLLARS  IN  MILLIONS)
Current tax provision (benefit)  $31.6  $(23.0)  $(5.0)
Deferred tax provision            27.5    29.3    50.1
                                 -----  -------  ------
  Income tax expense             $59.1  $  6.3   $45.1
                                 =====  =======  ======

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

     Income tax expense differed from that computed at the applicable federal statutory rate (35% during 1996, 1995, and 1994) for the following reasons:


                                            1996    1995   1994
                                           ------  ------  -----
                                         (DOLLARS  IN  MILLIONS)
Federal tax on income before income taxes
  at statutory rates                       $59.1   $ 7.6   $44.2
  State taxes                                0.3     0.5     0.5
  Additional tax on unrealized gains and
    income of prior periods related to
    increase in corporate income tax rate      -       -       -
  Various adjustments                       (0.3)   (1.8)    0.4
                                           ------  ------  -----
    Income tax expense                     $59.1   $ 6.3   $45.1
                                           ======  ======  =====



     During 1995, the Company assigned its right to tax benefits related to realized investment losses generated during 1995 to an affiliate in return for cash payments equal to the tax benefits. During 1995, the Company received $36.9 million and at December 31, 1995, $9.7 million, included in other assets, related to the remaining 1995 tax benefits receivable from the affiliate.

6.      FAIR  VALUE  OF  FINANCIAL  INSTRUMENTS:

     Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS ("SFAS 107") requires disclosures of fair value information about financial instruments, and includes assets and liabilities recognized or not recognized in the balance sheet, for which it is practicable to estimate their fair value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rates and estimates of the amount and timing of future cash flows. SFAS 107 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

     The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

     FIXED MATURITIES AND EQUITY SECURITIES: The estimated fair values for fixed maturities are based on quoted market prices, where available. For fixed maturities not actively traded, the estimated fair values are determined using values obtained from independent pricing services or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the securities. The estimated fair values for equity securities are based on quoted market prices.

     SHORT-TERM  INVESTMENTS:   The carrying values approximate estimated fair
     value.

     MORTGAGE LOANS, CREDIT-TENANT LOANS, AND POLICY LOANS: The estimated fair values for mortgage loans, CTLs and policy loans are determined by discounting future expected cash flows using interest rates currently being offered for similar loans to borrowers with similar credit ratings.

     OTHER  INVESTED  ASSETS:   The estimated fair values are determined using
     quoted  market  prices  for  similar  instruments.

     INSURANCE LIABILITIES FOR INVESTMENT CONTRACTS: The estimated fair values are determined using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The estimated fair values of the insurance liabilities for investment contracts

                    WESTERN NATIONAL LIFE INSURANCE COMPANY
     were approximately equal to the carrying values as of December 31, 1996 and 1995, because interest rates credited on the vast majority of account balances approximate current rates paid on similar investments and are not generally guaranteed beyond one year. Fair values for the Company's insurance liabilities other than those for investment-type insurance contracts are not required to be disclosed. However, the estimated fair values of liabilities for all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     INVESTMENT  BORROWINGS:    The carrying values approximate estimated fair
     value.

     The estimated fair values and carrying values of the Company's financial instruments were as follows:


                                             DECEMBER  31,
                                 --------------------------------------
                                        1996              1995
                               ------------------    ------------------
                                   FAIR    CARRYING    FAIR    CARRYING
                                  VALUE     VALUE     VALUE     VALUE
                                 --------  --------  --------  --------
              (DOLLARS  IN  MILLIONS)
ASSETS:
Fixed maturities and equity
   securities                    $8,842.5  $8,842.5  $7,999.6  $7,998.6
  Mortgage loans, credit-tenant
   loans and policy loans           396.2     398.0     400.0     404.5
  Other invested assets              24.5      24.5      24.5      24.5
  Short-term investments            105.8     105.8     414.8     414.8
Liabilities:
  Insurance liabilities for
   investment contracts           7,274.3   7,274.3   6,566.5   6,566.5
  Investment borrowings             156.3     156.3     257.3     257.3



7.      SHAREHOLDER'S  EQUITY:

     Generally, dividends that can be paid by the Company during any twelve-month period cannot exceed the greater of statutory net gain from operations (excluding realized gains on investments) for the preceding year or 10% of statutory surplus at the end of the preceding year. In 1997, the Company can pay dividends of up to $57.0 million.

     During 1995, the Company increased its authorized number of common stock shares from 30,000 shares to 100,000 shares and issued a stock dividend of 20,000 shares. The stock dividend was accounted for as a stock split.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

     The components of the balance sheet caption "unrealized appreciation (depreciation) of investments, net" in shareholder's equity are summarized as follows:


                              DECEMBER  31,  1996            DECEMBER  31,  1995
                       -----------------------------    ---------------------------
                                 EFFECT  OF                       EFFECT  OF
                       COST     FAIR  VALUE   CARRYING    COST     FAIR  VALUE  CARRYING
                       BASIS    ADJUSTMENTS    VALUE      BASIS    ADJUSTMENTS   VALUE
                    ----------  ----------  ----------  ---------  ----------  ---------
                                            (DOLLARS  IN  MILLIONS)
INVESTMENTS:
 Actively managed
  fixed maturities  $ 8,738.4   $   104.1   $ 8,842.5   $7,654.5   $   342.2   $7,996.7
  Other invested
   assets                23.6         0.9        24.5       13.5        11.0       24.5
                    ----------  ----------  ----------  ---------  ----------  ---------
-                     8,762.0       105.0     8,867.0    7,668.0       353.2    8,021.2
OTHER BALANCE
 SHEET ITEMS:
  Cost of policies
    purchased            71.5       (21.1)       50.4       75.8       (40.0)      35.8
  Cost of policies
    produced            408.3       (28.1)      380.2      325.1       (96.4)     228.7
  Insurance
   liabilities       (8,679.9)   (8,679.9)   (7,879.5)     (36.3)   (7,915.8)
  Other
   liabilities          (47.0)        4.4       (42.6)     (37.2)       12.2      (25.0)
  Deferred income
   taxes                (75.3)      (21.1)      (96.4)     (50.9)      (67.5)    (118.4)
                    ----------  ----------  ----------  ---------  ----------  ---------
  Unrealized
   appreciation
   of investments,
   net              $    39.1   $   125.2
                    ==========  ==========


     In September 1996, Western National generated net proceeds of $125.9 million from the issuance of preferred stocks to American General. Such net proceeds were contributed to the Company.

8.      COMMITMENTS  AND  CONTINGENCIES:

COMMITMENTS

     The Company leases office space and equipment under noncancellable operating leases. The approximate future minimum lease rental commitments under such leases as of December 31, 1996 are as follows (dollars in thousands):


   YEAR  ENDING  DECEMBER  31,
   ------------------------
1997           993
1998         1,002
1999           993
2000           968
2001           581
Thereafter   1,405
            ------
            $5,942
            ======


     Rent  expense  was  $1,018,000,  $752,000 and $788,000 in 1996, 1995, and
1994,  respectively.

     Until May 1, 1997, the Company is committed to reimburse the WNL Series Trust for administrative expenses in excess of .12% of the market value of investments related to variable annuity policies issued by the Company. During 1996, the Company incurred approximately $0.6 million related to this commitment.

CONTINGENCIES

     Assessments are levied on the Company from time to time by guaranty fund associations of states in which it is licensed to provide for payment of covered claims or to meet other insurance obligations, subject to prescribed limits, of insolvent insurance enterprises. Assessments are allocated to an insurer based on the ratio of premiums written by an

                    WESTERN NATIONAL LIFE INSURANCE COMPANY
insurer to total premiums written in the state. The terms of the assessments depend on how each guaranty fund association elects to fund its obligations. Assessments levied by certain states may be recoverable through a reduction in future premium taxes. The Company provides a liability, net of discount and estimated premium tax offsets, for estimated future assessments of known insolvencies. Included in other liabilities is a reserve for guaranty fund assessments of $22.1 million, $29.2 million and $7.4 million, at December 31, 1996, 1995 and 1994, respectively. The Company determines guaranty fund liabilities by utilizing a report prepared annually by the National Organization of Life and Health Insurance Guaranty Associations which provides estimates of assessments by insolvency. Although management believes the provision for guaranty fund assessments is adequate for all known insolvencies, and does not currently anticipate the need for any material additions to the reserve for known insolvencies. However, it is reasonably possible that the estimates on which the provision is based will change and that such changes will result in future adjustments.

     From time to time, the Company is involved in lawsuits which are related to its operations. In most cases, such lawsuits involve claims under insurance policies or other contracts of the Company. None of the lawsuits currently pending, either individually or in the aggregate, is expected to have a material effect on the Company's financial condition or results of operations.

9.      EMPLOYEE  BENEFIT  PLANS:

     The Company sponsors a qualified defined contribution plan (the "Plan") covering all full-time employees. The Plan provides for the Company to match, with equivalent value of Western National stock, 50% of a participant's voluntary contributions up to 4% of a participant's compensation (subject to certain Internal Revenue Code limitations). The Company can also elect to make additional discretionary contributions to the Plan. For 1996 and 1995, the Company made a matching contribution in an amount equal to 65% and 50%, respectively, of each participant's elective contributions, up to 6% of annual compensation (subject to Internal Revenue Code limitations). Subsequent to year end, the Company's matching contribution was increased to 75% for 1997 contributions. The Company's Supplemental Plan is an unfunded, nonqualified plan that provides to certain employees similar benefits that cannot be provided by a qualified defined contribution plan due to Internal Revenue Code limitations. Participants can also defer additional amounts of salary and bonus under the Supplemental Plan, but there is no employer match for such additional contributions. Expense recorded related to the Company's matching contributions under both plans was approximately $394,000, $232,000 and $92,000 in 1996, 1995 and 1994, respectively.

10.    RELATED  PARTY  TRANSACTIONS:

     See Note 4 for a description of the modified coinsurance agreement with AGC Life.

     The Company was an affiliate of Conseco through December 23, 1994. In 1994, the Company incurred $17.3 million of fees under investment management and service agreements with Conseco and its subsidiaries. Subsequent to 1994, Conseco has continued to provide investment accounting services and investment advisory services for a substantial majority of the Company's portfolio. Total investment advisory and accounting fees paid to Conseco were $7.4 million and $7.9 million for the years ended December 31, 1996 and 1995, respectively.

11.    OTHER  OPERATING  STATEMENT  DATA:

     Insurance  policy  income  consisted  of  the  following:


                                     1996       1995      1994
                                  ----------  --------  --------
                                      (DOLLARS  IN  MILLIONS)
Direct premiums collected         $ 1,625.5   $ 720.4   $ 751.9
Reinsurance ceded                      (1.5)     (0.9)     (1.2)
                                  ----------  --------  --------
    Premiums collected, net         1,624.0     719.5     750.7
Less premiums on universal
  life and investment contracts
  without mortality risk which
  are recorded as additions to
  insurance liabilities            (1,613.4)   (697.8)   (729.6)
                                  ----------  --------  --------
Direct premiums on products with
  mortality risk, recorded as
  insurance policy income              10.6      21.7      21.1
Reinsurance assumed                    71.1
Amortization of deferred revenue        0.5       0.5       0.4
Fees and surrender charges              4.4       4.2       4.8
Other income                            4.4
                                  ----------
    Insurance policy income       $    91.0   $  26.4   $  26.3
                                  ==========  ========  ========



     The  changes  in  the  cost  of  policies  purchased  were  as  follows:


                                        1996      1995     1994
                                       -------  -------  -------
                                      (DOLLARS  IN  MILLIONS)
Balance, beginning of year before
 effect of fair value adjustments
 of actively managed fixed maturities  $ 75.8   $ 80.5   $ 83.1
    Scheduled amortization               (4.3)    (4.7)    (4.9)
    Amortization related to realized
      gains and losses                      -      2.3
                                       -------  -------
Balance, end of year before effect
 of fair value adjustments of
 actively managed fixed maturities       71.5     75.8     80.5
Effect of fair value adjustment
 of actively managed fixed maturities   (21.1)   (40.0)    23.7
                                       -------  -------  -------
Balance, end of year                   $ 50.4   $ 35.8   $104.2
                                       =======  =======  =======

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

     The  changes  in  the  cost  of  policies  produced  were  as  follows:


                                   1996     1995     1994
                                  ------------------------
                                  (DOLLARS  IN  MILLIONS)
Balance, beginning of year
 before effect of fair value
 adjustments of actively managed
 fixed maturities                 $325.1   $265.0   $200.5
    Acquisition costs incurred     120.6     62.2     62.4
    Scheduled amortization         (37.3)   (34.0)   (15.1)
    Amortization related to
     realized gains and losses      (0.6)    29.8     16.7
    Amortization of deferred
     revenue                         0.5      0.5      0.5
    Effects of reinsurance           1.6        -
                                  -------  ------
Balance, end of year before
 effect of fair value
 adjustments of actively
 managed fixed maturities          408.3      325.1  265.0
Effect of fair value adjustment
 of actively managed fixed
 maturities                        (28.1)   (96.4)   100.3
                                  -------  -------  ------
Balance, end of year              $380.2   $228.7   $365.3
                                  =======  =======  ======



     Based on current conditions and assumptions as to future events on all policies in force, approximately 6% to 7% of the cost of policies purchased as of December 31, 1996, excluding the effect of fair value adjustments for actively managed fixed maturities, is expected to be amortized in each of the next five years. The average discount rate for the cost of policies purchased was approximately 19% for the year ended December 31, 1996.

12.    STATUTORY  INFORMATION:

     Statutory accounting practices prescribed or permitted for the Company by regulatory authorities differ from generally accepted accounting principles. The Company reported the following amounts to regulatory agencies:


                                    DECEMBER  31,
                                    --------------
                                     1996    1995
                                    ------  ------
                             (DOLLARS  IN  MILLIONS)
     Statutory capital and surplus  $572.4  $426.1
     Asset valuation reserve         109.0    91.1
     Interest maintenance reserve    104.4   105.3
                                    ------  ------
             Total                  $785.8  $622.5
                                    ======  ======


     Statutory accounting practices require that certain investment-related portions of surplus, called the asset valuation reserve ("AVR") and the interest maintenance reserve ("IMR"), be appropriated and reported as liabilities. The purpose of these reserves is to stabilize statutory surplus against fluctuations in the market value of investments. The AVR captures realized and unrealized investment gains and losses related to changes in creditworthiness. The IMR captures realized investment gains and losses on debt instruments resulting from changes in interest rates and provides for subsequent amortization of such amounts into statutory net income on a basis reflecting the remaining life of the assets sold.

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

     The following table compares the pre-tax income determined on a statutory accounting basis with such income reported herein in accordance with generally accepted accounting principles:


                                       1996      1995     1994
                                     -------  --------  -------
                                      (DOLLARS  IN  MILLIONS)
Statutory net gain from operations   $ 65.3   $  51.6   $ 68.8
  IMR amortization                     (8.7)     (8.7)   (13.5)
  Realized gains (losses)              15.1    (118.2)   (39.4)
                                     -------  --------  -------
Pre-tax statutory income before
 transfers to and from and
 amortization of tax IMR               71.7     (75.3)    15.9
Net effect of adjustments for
 generally accepted accounting
 principles                            97.4      97.0    110.2
                                     -------  --------  -------
  Pre-tax income, generally
   accepted accounting principles    $169.1   $  21.7   $126.1
                                     =======  ========  =======

                       REPORT OF INDEPENDENT ACCOUNTANTS
                       ON FINANCIAL STATEMENT SCHEDULES


To  the  Board  of  Directors  of
Western  National  Life  Insurance  Company

     Our report on the financial statements of Western National Life Insurance Company is included on page F-2 of this Form N-4. In connection with our audits of such financial statements, we have also audited the related financial statement schedules listed in the index on page F-1 of this Form N-4.

     In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information required to be included therein.


                           COOPERS & LYBRAND L.L.P.

Houston,  Texas
February  5,  1997

                    WESTERN NATIONAL LIFE INSURANCE COMPANY

                                  SCHEDULE VI

                                  REINSURANCE
             FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                             (DOLLARS IN MILLIONS)


                                     1996     1995      1994
                                  --------  --------  --------
                                     (DOLLARS  IN  MILLIONS)
Life insurance in force:
  Direct                          $ 559.3   $ 626.0   $ 703.1
  Assumed                             2.2       2.6       3.2
  Ceded                            (247.6)   (286.1)   (329.1)
                                  --------  --------  --------
    Net insurance in force        $ 313.9   $ 342.5   $ 377.2
                                  ========  ========  ========
    Percentage of assumed to net      0.7%      0.7%      0.8%

Premiums recorded as revenue for
 generally accepted accounting
 principles:
  Direct                             12.1      23.0      22.4
  Assumed                            71.1
  Ceded                              (1.5)     (1.3)     (1.3)
                                  --------  --------  --------
    Net premiums                  $  81.7   $  21.7   $  21.1
                                  ========  ========  ========
    Percentage of assumed to net     87.0%       - %       - %

                                    PART C
                               OTHER INFORMATION

ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

A.      FINANCIAL  STATEMENTS

The   following  financial  statements  of  the  Separate Account are included in  Part  B  hereof:

     1.  Report  of  Independent  Accountants.
     2. Statement of Assets and Liabilities for December 31, 1996 and 1995 for WNL Separate Account A.
     3.  Statement of Operations for the Year Ended December 31, 1996 and the
         Period   from  October 10, 1995 (Commencement of Operations)  through
         December  31,  1995.
     4.  Statement of Changes in Net  Assets for the Year Ended  December 31,
         1996    and  the  Period  from  October  10,  1995  (Commencement  of
         Operations)  through  December  31,  1995.
     5.  Notes  to  Financial  Statements.

The following financial statements of the Company are included in Part B hereof:

     1.  Report  of  Independent  Accountants.
     2.  Balance  Sheet  -  December  31,  1996  and  1995.
     3. Statement of Operations for the years ended December 31, 1996, 1995 and 1994.
     4. Statement of Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994.
     5. Statement of Cash Flows for the years ended December 31, 1996, 1995 and 1994.
     6.  Notes  to  Financial  Statements.


B.      EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*
     2.  Not  applicable.
     3.  (a)    Form  of  Principal  Underwriter's  Agreement.*
         (b)    Service  Agreement  (to  be  filed  by  amendment)
     4.  Individual  Fixed  and  Variable  Deferred  Annuity  Contract.*
     5.  Application  Form.*
     6.  (i)    Copy  of  Articles  of  Incorporation  of  the  Company.*
         (ii)  Copy  of  the  Bylaws  of  the  Company.*
     7.  Not  applicable.
     8.  Not  applicable.

     9.  Opinion  and  Consent  of  Counsel
    10.  Consent  of  Independent  Accountants
    11.  Not  applicable.
    12.  Not  applicable.
    13.  Calculation  of  Performance  Information.
    14.  Not  applicable.
    15.  Company  Organizational  Chart.*
    27.  Not  applicable.

*Incorporated  by  reference to Registrant's Form N-4 as filed on November 11,
1994
(File  No.  33-86464)

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

   The  following  are  the  Officers  and  Directors  of  the  Company:


NAME AND PRINCIPAL                     POSITION AND OFFICES
 BUSINESS ADDRESS                         WITH DEPOSITOR
--------------------------  -------------------------------------------
Michael J. Poulos           Chairman of the Board, Director, President,
5555 San Felipe, Suite 900  and Chief Executive Officer
Houston, TX  77056

Michael J. Akers            Director, Executive Vice President
5555 San Felipe, Suite 900  and Chief Actuary
Houston, TX  77056

William O. Daniel           Executive Vice President
205 E. 10th Street
Amarillo, TX  79101-3546

John A. Graf                Director, Vice Chairman and
5555 San Felipe, Suite 900  Chief Marketing Officer
Houston, TX  77056

Arthur R. McGimsey          Director, Executive Vice President and
5555 San Felipe, Suite 900  Chief Financial Officer
Houston, TX  77056

Richard W. Scott            Director, Vice Chairman and
5555 San Felipe, Suite 900  Chief Investment Officer
Houston, TX  77056

Bruce R. Abrams             Senior Vice President-Marketing
5555 San Felipe, Suite 900
Houston, TX  77056

Dwight L. Cramer            Senior Vice President-Law and
5555 San Felipe, Suite 900  General Counsel
Houston, TX  77056

Robert E. Steele            Senior Vice President-Marketing
205 E. 10th Street
Amarillo, TX  79101-3546

Christopher B. Aldridge     Vice President-Marketing
5555 San Felipe, Suite 900
Houston, TX 77056

Patrick E. Grady            Vice President and Treasurer
5555 San Felipe, Suite 900
Houston, TX  77056

Kent Lamb                   Senior Vice President and Controller
5555 San Felipe, Suite 900
Houston, TX  77056

Joseph S. Maniscalco        Vice President and Assistant Treasurer
5555 San Felipe, Suite 900
Houston, TX  77056

Franklin H. Rodgers, Jr.    Vice President-Administration
205 E. 10th Street
Amarillo, TX  79101-3546

Rosemarie Shoemaker         Vice President-Financial Institutions
5555 San Felipe, Suite 900
Houston, TX  77056

Garry Watts                 Vice President-Marketing
5555 San Felipe, Suite 900
Houston, TX  77056



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart was included as Exhibit 15 in Registrant's Form N-4, as filed on November 11, 1994.

ITEM  27.    NUMBER  OF  CONTRACT  OWNERS

As of April 29, 1997, there were 87 Qualified Contract Owners and 25 Non-Qualified Contract Owners.

ITEM  28.    INDEMNIFICATION

The  Bylaws  (Article  VI  -  Section  1)  of  the  Company  provide  that:

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification  is  against  public  policy  as  expressed  in  the  Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.    PRINCIPAL  UNDERWRITERS

     (a)    Not  Applicable.

     (b)    WNL  Brokerage  Services,  Inc. ("WNL Brokerage") is the principal
underwriter  for  the  Contracts.   The following persons are the officers and
directors  of  WNL  Brokerage.



Name and Principal                       Position and Offices
 Business Address                          with Underwriter
--------------------------  -----------------------------------------------
Kurt R. Fredland            President, Chief Executive Officer and Director
5555 San Felipe, Suite 900
Houston, TX  77056


Beverli J. Lee              Vice President, Chief Compliance Officer,
5555 San Felipe, Suite 900  Chief Legal Officer, Assistant Secretary
Houston, TX  77056          and Director

Bruce R. Abrams             Vice President and Director
5555 San Felipe, Suite 900
Houston, TX  77056

Patrick E. Grady            Vice President, Chief Financial Officer
5555 San Felipe, Suite 900  and Treasurer
Houston, TX  77056

Dwight L. Cramer            Vice President and Secretary
5555 San Felipe, Suite 900
Houston, TX  77056

Evelyn M. Curran            Assistant Secretary
5555 San Felipe, Suite 900
Houston, TX  77056




     (c)    Not  Applicable.

ITEM  30.    LOCATION  OF  ACCOUNTS  AND  RECORDS

Persons maintaining physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder include Joseph S. Maniscalco, Vice President and Assistant Treasurer of the Company, whose address is 5555 San Felipe, Houston, Texas 77056. In addition, certain required records are maintained by the third party administrator, Financial Advisory Services, Inc., whose
address  is  1290  Silas  Deane  Highway,  Wethersfield,  CT    06109-4303.

ITEM  31.    MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.    UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Pursuant to Investment Company Act Rule 26(d), Western National Life Insurance Company ("Company"), hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

      REPRESENTATIONS

The Company hereby represents that it is relying upon Investment  Company  Act
Rule  6c-7.   The  Company  further  represents  that  paragraphs  (a)-(d)  of
Rule  6c-7  have  been  complied  with.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

         SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this ____ day of April, 1997.

                    WNL  SEPARATE  ACCOUNT  A
                     ---------------------
                          Registrant

          By:    WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
          --------------------------------------------------


          By:    /S/  DWIGHT  L.  CRAMER
          ------------------------------
          Senior  Vice  President-Law  and General  Counsel


          By:    WESTERN  NATIONAL  LIFE  INSURANCE  COMPANY
          --------------------------------------------------
          Depositor


          By:    /S/  DWIGHT  L.  CRAMER
          ---------------------------------------
          Senior  Vice  President-Law  and General  Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Michael  J.  Poulos*      Chairman,  Director,  President
---------------------                                                ---------
   Michael  J.  Poulos       and  Chief  Executive  Officer               Date

/s/Richard  W.  Scott        Director,  Executive  Vice  President
---------------------        General  Counsel,  and  Chief           ---------
   Richard  W.  Scott        Chief  Investment  Officer                   Date

/s/John  A.  Graf*           Director,  Executive  Vice  President
---------------------                                                ---------
   John  A.  Graf            and  Chief  Marketing  Officer         Date

/s/Arthur  R.  McGimsey*     Director,  Executive  Vice  President
---------------------                                                ---------
   Arthur  R.  McGimsey      and  Chief  Financial  Officer               Date


---------------------        Director,  Executive  Vice  President   ---------
   William  O.  Daniel       and  Chief  Administration  Officer          Date

/s/Michael  J.  Akers*       Director,  Executive  Vice  President
---------------------                                                ---------
   Michael  J.  Akers        and  Chief  Actuary                          Date


*By  Power  of  Attorney

By:  /s/  Dwight  L.  Cramer
   ---------------------
        Dwight  L.  Cramer

                                   EXHIBITS
                                      TO
                        POST-EFFECTIVE AMENDMENT NO. 2
                                      TO
                                   FORM N-4
                                      FOR
                            WNL SEPARATE ACCOUNT A
                                      OF
                    WESTERN NATIONAL LIFE INSURANCE COMPANY

                               INDEX TO EXHIBITS

EXHIBIT                                                                PAGE
-------                                                                ----
EX-99.B9            Opinion  and  Consent  of  Counsel

EX-99.B10          Consent  of  Independent  Accountants